As filed with the U.S. Securities and Exchange Commission on August 28, 2026
File No. 333-195493
File No. 811-22961
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	644	[X]
	and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	647	[X]
EA Series Trust
(Exact Name of Registrant as Specified in Charter)
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of Principal Executive Offices, Zip Code)
(215) 330-4476
(Registrant’s Telephone Number, including Area Code)
 Michael D. Barolsky
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and Address of Agent for Service)
 Copy to:
Karen Aspinall, Esq.
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211
Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement

 It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on ___________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on ________________ pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ________________ pursuant to paragraph (a)(2) of Rule 485.
 If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Subject to Completion—Dated August 28, 2026
The information in this Prospectus is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

New Lantern Risk Managed Equity ETF

Ticker Symbol: NLRM

Listed on [ ]

Prospectus

[ ], 2026

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

New Lantern Risk Managed Equity ETF
Fund Summary
INVESTMENT OBJECTIVE
The New Lantern Risk Managed Equity ETF (the “Fund”) seeks to achieve long-term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	None
Other Expenses[1]	[ ]%
Acquired Fund Fees and Expenses[1]	[ ]%
Total Annual Fund Operating Expenses	[ ]
1 Other Expenses and Acquired Fund Fees and Expenses (“AFFE”) are estimated for the current fiscal year. AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:
[ ]	[ ]
PORTFOLIO TURNOVER
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital appreciation from exposure to U.S. equity securities with lower volatility than the broader U.S. equity market. The Fund’s portfolio consists of an equity sleeve and a derivatives sleeve, which are each described below. The equity sleeve is intended to provide the Fund with broad exposure to the U.S. large-capitalization equity market. The derivatives sleeve is intended to reduce the effect on the Fund of significant declines in that market, but also limits the extent to which the Fund participates in market gains.
Investment Research Partners, LLC d/b/a New Lantern Advisors (“New Lantern”) serves as the investment sub-adviser to the Fund and is responsible for determining the Fund’s investments, including the Fund’s overall exposure to the U.S. equity market and the parameters of its risk management program. Arin Risk Advisors, LLC (“Arin”) serves as a trading sub-adviser to the Fund and is responsible for implementing New Lantern’s investment decisions, including by selecting the specific derivatives instruments and their terms (e.g., the strike prices and expiration dates of options contracts) and executing the Fund’s derivatives transactions, in each case to give effect to the exposure determinations made by New Lantern.
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in equity securities, other ETFs that, in turn, invest at least 80% of their assets in equity securities (“Equity ETFs”), or derivative instruments that reference equity securities or an Equity ETF.
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Equity Sleeve
The equity sleeve is designed to provide the Fund with broad exposure to the U.S. large-capitalization equity market. Under normal circumstances, the equity sleeve represents substantially all of the Fund’s net assets.
New Lantern may obtain this exposure by investing in one or more ETFs that principally invest in large-capitalization U.S. equities, by investing directly in the common stock of large-capitalization U.S. companies, through options or futures contracts that reference large-capitalization U.S. equities, or through a combination of these approaches. New Lantern selects among these approaches based on its assessment of a variety of factors, including cost, efficiency, expected tracking error to the broader U.S. equity market, and the tax consequences to the Fund. New Lantern does not attempt to outperform the U.S. equity market through security selection within the equity sleeve; the equity sleeve is intended to deliver a return roughly similar to that of the U.S. large-capitalization equity market, which the derivatives sleeve then modifies. The Fund’s return may be greater or less than that of the broader market.
New Lantern will sell or reduce a position in the equity sleeve to restore the sleeve’s intended exposure following significant market movements, to raise cash needed to settle derivatives transactions or meet the Fund’s other obligations, or when New Lantern determines that a different investment would be more beneficial to the Fund.
Derivatives Sleeve
The Fund’s derivatives sleeve is principally implemented through a “collar” strategy. A collar is created by simultaneously purchasing put options and selling (writing) call options on the same reference asset, such as an index or ETF that seeks to track the returns of the large-capitalization U.S. equity market. An options contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to buy (in the case of a call option), or to sell (in the case of a put option), a particular asset or instrument at an agreed-upon price (commonly known as the “strike price”) at a specified future date.
The purchased put options give the Fund the right to receive a cash payment if the price of the reference asset falls below the put option’s strike price, which is intended to offset a portion of the losses the Fund would otherwise experience in its equity sleeve during a significant market decline. The strike prices of the purchased puts are generally set below the level of the reference asset at the time of purchase, which means the Fund is exposed to declines in the reference asset down to the put strike price before this protection begins.
The written call options obligate the Fund to make a cash payment if the reference asset rises above the call option’s strike price, which limits the Fund’s participation in market gains above that level. In exchange for accepting this limitation, the Fund receives premium income. Strike prices for the written calls are selected with the objective that the premium received will approximately offset the premium paid for the purchased puts, so that the collar can be established at little or no net cost to the Fund. There is no assurance that this objective will be achieved, and the Fund may pay a net premium to establish or maintain the collar.
The Fund’s options positions are generally established in a series of staggered tranches with varying sizes and with different expiration dates, having an aggregate notional value that generally approximates a substantial majority of the Fund’s net assets. Individual tranches are closed and replaced (“rolled”) on a staggered basis with new strike prices and a new expiration date selected based on the level of the reference asset at that time.
The Fund may also use futures contracts, either in addition to or in place of options, to obtain, adjust, or reduce its exposure to the U.S. equity market. A futures contract is an agreement to buy or sell a particular asset, or to make or receive a cash payment based on the value of an index, at a specified price on a specified future date. The Fund will select among options, futures contracts, and combinations of the two based on its assessment of which instruments will achieve the Fund’s intended market exposure most efficiently, taking into account cost, liquidity, and the tax consequences to the Fund. The Fund typically utilizes customized call and put exchange-traded options contracts, referred to as Flexible Exchange Options (“FLEX Options”). FLEX Options provide investors with the ability to customize key option contract terms such as strike price, style, and expiration date. In addition to FLEX Options, the Fund may use other listed options that reference an Equity ETF or index with similar investment exposure.
Through the combined effects of the equity sleeve and the derivatives sleeve, the New Lantern and Arin seek to achieve exposure to enable the Fund, under normal market conditions, to participate in roughly half of the return of the U.S. large-capitalization equity market over time, and to experience lower volatility than that market. There can be no guarantee that the Fund will be successful in achieving such exposure. The Fund’s actual participation in market returns will vary continuously as the reference asset level moves relative to the strike prices of the Fund’s options, and will decline significantly if the reference asset level falls below the strike prices of the Fund’s purchased put options. From time to time, market conditions may cause the Fund to roll one or more tranches earlier than scheduled, or to roll more than one tranche at a time.
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General Portfolio Information
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.
The Fund holds cash and cash equivalents, including money market funds and short-term U.S. Treasury obligations, in connection with its derivatives positions. These holdings are used to satisfy margin and collateral requirements and to settle derivatives transactions as positions are rolled.
PRINCIPAL INVESTMENT RISKS
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Principal Investment Risks.”
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better — or worse — than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Options Risk.
•Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the reference asset. A reference asset may be an index or ETF. If this occurs, the call option could be exercised and the reference asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the reference asset, such a strategy limits the opportunity to profit from an increase in the market value of the reference asset in exchange for up-front cash at the time of selling the call option.
•Buying or Purchasing Options Risk. If a put option is not sold when it has remaining value and if the market price of the reference asset, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the put option. Since many factors influence the value of an option, including the price of the reference asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the reference asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in a reference asset, the price of the option may move more or less than the price of the reference asset.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for FLEX Options, the Fund may have difficulty closing out certain FLEX Option positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the reference asset price, changes in actual and implied interest rates, changes in the actual and implied volatility of the reference asset and the remaining time until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of New Lantern or Arin (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another asset, rate or index (e.g., stock options). Unfavorable changes in the value of the reference asset, rate or index may cause sudden losses. Changes in the value of a derivative may not correlate perfectly with the reference asset, rate, or index, and the Fund could lose more than the principal amount invested. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation.
Futures Contracts Risk. The successful use of futures contracts draws upon each Sub-Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which
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may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) a Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.
Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee table above as “Acquired Fund Fees and Expenses.”
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
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•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on [ ] (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be less liquid than Shares, potentially causing the market price of Shares to deviate from its NAV. The spread varies over time for Shares of the Fund based on the Fund’s trading volume and market liquidity and is generally lower if the Fund has high trading volume and market liquidity, and higher if the Fund has little trading volume and market liquidity (which is often the case for funds that are newly launched or small in size).
•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Cash Transactions Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. Cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions, and these costs and expenses are typically reimbursed to the Fund by the AP placing the order(s). To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s, sub-advisers’, or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, sub-advisers, and the portfolio managers and the skill of the Adviser, sub-advisers, and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, sub-advisers, or portfolio managers about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended. However, the U.S. federal income tax treatment of certain aspects of the options strategy employed by the Fund are not entirely clear under existing law, including identifying the issuer of an option, and could affect such qualification. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income taxation and distributions received by its shareholders generally would be subject to further U.S. federal income taxation.
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PERFORMANCE
Performance information is not provided below because the Fund has not yet been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://[ ].com.
INVESTMENT ADVISER & INVESTMENT SUB-ADVISERS

Investment Adviser:	Empowered Funds, LLC dba EA Advisers (the “Adviser”)
Investment Sub-Advisers:	Investment Research Partners, LLC d/b/a New Lantern Advisors (“New Lantern”)
Arin Risk Advisors, LLC (“Arin”)
PORTFOLIO MANAGERS
The Fund’s portfolio is managed on a day-to-day basis by Michael Allison, CFA of New Lantern and Lawrence Lempert of Arin. Messrs. Allison and Lempert have managed the Fund since its inception.
PURCHASE AND SALE OF SHARES
Individual Shares are listed on a national securities exchange and may only be purchased and sold in the secondary market through a broker-dealer at a market price. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (at a “premium”) or less than NAV (at a “discount”). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying and selling Shares in the secondary market (the “bid/ask spread”).
TAX INFORMATION
The Fund’s distributions generally are taxable to you as ordinary income, capital gain, or some combination of both, unless your investment is made through an Individual Retirement Account (“IRA”) or other tax-advantaged account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your own tax advisor about your specific tax situation.
PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES
If you purchase Shares through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES
The Fund’s investment objective is a non-fundamental investment policy and may be changed without a vote of shareholders upon prior written notice to shareholders.
For purposes of the Fund’s 80% investment policy, the Fund defines “equity” securities as including common stock, depositary receipts, rights, warrants, preferred stocks, real estate investment trusts, and ETFs that, in turn, invest at least 80% of their assets in equity securities. Also for purposes of the Fund’s 80% investment policy, derivative instruments will be valued at their notional value. The Fund’s 80% investment policy is a non-fundamental investment policy and may be changed without a vote of shareholders upon 60 days’ written notice to shareholders.
ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT RISKS
The following information is in addition to, and should be read along with, the description of the Fund’s principal investment risks in the sections titled “Fund Summary—Principal Investment Risks” above.
Cash Transactions Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations for cash, rather than in-kind securities. Cash creation transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions, and these costs and expenses are typically reimbursed to the Fund by the AP placing the order(s). To the extent that the maximum additional charge for creation transactions is insufficient to cover these costs and expenses, the Fund’s performance could be negatively impacted. The use of cash creations may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Further, an
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investment in the Fund may be less tax-efficient than an investment in an ETF that effects its redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be illiquid, and in such cases, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. Also, since the Fund is not a member of the OCC (a “clearing member”), and only clearing members can participate directly in the OCC, the Fund will hold options contracts through commingled omnibus accounts at clearing members. As a result, Fund assets deposited with a clearing member as margin for options contracts may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. Although clearing members guarantee performance of their clients’ obligations to the OCC, there is a risk that Fund assets might not be fully protected in the event of the clearing member’s bankruptcy.
Derivatives Risk. A derivative is any financial instrument whose value is based on, and determined by, another asset, rate or index (e.g., stock options). Unfavorable changes in the value of the reference asset, rate or index may cause sudden losses. Changes in the value of a derivative may not correlate perfectly with the reference asset, rate or index, the Fund could lose more than the principal amount invested. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, as well as the risk of improper valuation.
Equity Investing Risk. An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the Fund.
ETF Risks.
•Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in standard exchange-listed options as well as FLEX Options, therefore the pool of competitive markets for the Fund will be small. This can result in increased costs to the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Premium-Discount Risk. The Shares may trade above or below their net asset value (“NAV”). The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on [ ] (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. In addition, you may incur the cost of the “spread,” that is, any difference between the bid price and the ask price of the Shares.
•Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the
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“bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.
•Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. When markets are stressed, Shares could suffer erratic or unpredictable trading activity, extraordinary volatility or wide bid/ask spreads, which could cause some market makers and APs to reduce their market activity or “step away” from making a market in ETF shares. This could cause the Fund’s market price to deviate, materially, from the NAV, and reduce the effectiveness of the ETF arbitrage process. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13% and 20%). There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.
•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Futures Contracts Risk. The successful use of futures contracts draws upon each Sub-Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) a Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.
Investment Risk. When you sell your Shares, they could be worth less than what you paid for them. The Fund could lose money due to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular asset classes or industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises, and environmental disasters such as earthquakes, fire, and floods, may add to instability in world economies and volatility in markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. The value of a security may also decline due to factors that affect a particular industry or group of industries. During a general downturn in the securities markets, multiple asset classes may be negatively affected. Therefore, you may lose money by investing in the Fund.
Large-Capitalization Companies Risk. Large-capitalization companies may trail the returns of the overall stock market. Large-capitalization stocks tend to go through cycles of doing better — or worse — than the stock market in general. These periods have, in the past, lasted for as long as several years. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Management Risk. The Fund is actively managed and may not meet its investment objective based on the Adviser’s, sub-advisers’, or portfolio managers’ success or failure to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques and risk analyses applied by the Adviser, sub-advisers, and the portfolio managers and the skill of the Adviser, sub-advisers, and/or portfolio managers in evaluating, selecting, and monitoring the Fund’s assets. The Fund could experience losses (realized and unrealized) if the judgment of the Adviser, sub-advisers, or portfolio managers
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about markets or sectors or the attractiveness of particular investments made for the Fund’s portfolio prove to be incorrect. It is possible the investment techniques and risk analyses employed on behalf of the Fund will not produce the desired results.
New Fund Risk. The Fund is a recently organized investment company with no operating history. As a result, prospective investors have no track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.
Non-Diversification Risk. Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Shares and greater risk of loss.
Options Risk.
•Selling or Writing Options Risk. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the reference asset. A reference asset may be an index or ETF. If this occurs, the call option could be exercised and the reference asset would then be sold at a lower price than its current market value. In the case of cash settled call options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the reference asset, such a strategy limits the opportunity to profit from an increase in the market value of the reference asset in exchange for up-front cash at the time of selling the call option.
•Buying or Purchasing Options Risk. If a put option is not sold when it has remaining value and if the market price of the reference asset, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the put option. Since many factors influence the value of an option, including the price of the reference asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the reference asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in a reference asset, the price of the option may move more or less than the price of the reference asset.
•FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the reference asset price, changes in actual and implied interest rates, changes in the actual and implied volatility of the reference asset and the remaining time until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods, in accordance with the Trust’s pricing policies and procedures. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of Arin (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.
Risk of Investing in Other ETFs. Because the Fund may invest in other ETFs, the Fund’s investment performance is impacted by the investment performance of the selected underlying ETFs. An investment in the Fund is subject to the risks associated with the ETFs that then-currently comprise the Fund’s portfolio. At times, certain of the segments of the market represented by the Fund’s underlying ETFs may be out of favor and underperform other segments. The Fund will indirectly pay a proportional share of the expenses of the underlying ETFs in which it invests (including operating expenses and management fees), which are identified in the fee table above as “Acquired Fund Fees and Expenses.”
Risk of Investing in the U.S. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the U.S. are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the U.S. will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-
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U.S. issuers that rely on the U.S. for trade. The U.S. has also experienced increased internal unrest and discord. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Tax Risk. The Fund intends to qualify as a RIC under the Internal Revenue Code of 1986, as amended. However, the U.S. federal income tax treatment of certain aspects of the options strategy employed by the Fund are not entirely clear under existing law, including identifying the issuer of an option, and could affect such qualification. If, in any year, the Fund fails to qualify as a RIC, the Fund itself generally would be subject to U.S. federal income taxation and distributions received by its shareholders generally would be subject to further U.S. federal income taxation.
Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.
FUND MANAGEMENT
Investment Adviser
Empowered Funds, LLC dba EA Advisers serves as the Fund’s investment adviser (the “Adviser”). The Adviser is located at 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073 and is wholly-owned by Alpha Architect, LLC. The Adviser is registered with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and provides investment advisory services to the Fund and other exchange-traded funds, and Alpha Architect, LLC, its parent company. The Adviser was founded in October 2013.
The Adviser reviews and supervises the activities of New Lantern and Arin with respect to the Fund. Notwithstanding the delegation of discretionary authority to New Lantern and Arin, the Adviser retains primary responsibility with respect to all matters relating to the Fund. Pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser, the Adviser is entitled to an annual advisory fee based on the Fund’s average daily net assets for the services and facilities the Adviser provides payable at the annual rate of [ ]%.
The Adviser (or an affiliate of the Adviser) bears all of the Adviser’s own costs associated with providing these advisory services and all expenses of the Fund, except for the fee payment under the Advisory Agreement, payments under the Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses (including affiliated funds’ fees and expenses), taxes (including tax-related services), interest (including borrowing costs), litigation expenses (including class action-related services) and other non-routine or extraordinary expenses.
The Advisory Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned. The Adviser retains the authority, pursuant to the terms of the investment sub-advisory agreement, to exercise its right to control the overall management of the Fund’s assets.
Investment Sub-Advisers
Investment Research Partners, LLC d/b/a New Lantern Advisors
The Adviser has retained New Lantern, an investment adviser registered with the SEC, to provide sub-advisory services for the Fund. New Lantern is organized as a Pennsylvania limited liability company with its principal office located at 801-1 Pike Street, Lemont, Pennsylvania 16851, and has operated as an independently registered investment adviser since June 2019. New Lantern offers investment management sub-advisory and consulting services to other investment advisers, as well as the Fund. Pursuant to a Sub-Advisory Agreement between the Trust, Adviser, and New Lantern (the “New Lantern Sub-Advisory Agreement”), New Lantern is responsible for determining the investments for the Fund, subject to the overall supervision and oversight of the Adviser and the Board. New Lantern continuously reviews, supervises, and administers the Fund’s investment program subject to oversight by the Adviser.
For its services, the Adviser pays New Lantern a fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets as follows: [ ]% (annual rate as a percentage of average daily net assets).
The New Lantern Sub-Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by a majority of the outstanding shares of the Fund, on 60 days’ written notice to New Lantern, and by New Lantern upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.
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Arin Risk Advisors, LLC
The Adviser has retained Arin Risk Advisors, LLC (“Arin”), an investment adviser registered with the SEC, to provide sub-advisory services for the Fund. Arin is located at 1100 East Hector Street, Suite 215, Conshohocken, Pennsylvania 19428. Arin was established in 2009 and is registered as an investment adviser with the SEC under the Advisers Act. Pursuant to a Sub-Advisory Agreement between the Trust, Adviser, New Lantern, and Arin (the “Arin Sub-Advisory Agreement”), Arin has discretionary authority to select the Fund’s options investments and broker-dealers to execute Fund transactions upon direction from New Lantern.
For its services, the Adviser pays Arin a fee, which is calculated daily and paid monthly, at an annual rate based on the Fund’s average daily net assets as follows, subject to a minimum payment of [ ] per annum: [ ]%.
The Arin Sub-Advisory Agreement provides that it may be terminated at any time, without the payment of any penalty, by the Board or by a majority of the outstanding shares of the Fund, on 60 days’ written notice to Arin, and by Arin upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.
Fund Sponsor
The Adviser has entered into a fund sponsorship agreement with New Lantern pursuant to which New Lantern is also the sponsor of the Fund (“Fund Sponsor”). Under this arrangement, the Fund Sponsor has agreed to provide financial support to the Fund (as described below) and, in turn, the Adviser has agreed to share with the Fund Sponsor a portion of profits, if any, generated by the Fund’s Advisory Fee (also as described below). Every month, the Advisory Fee, which is a unitary management fee, is calculated and paid to the Adviser.
If the amount of the unitary management fee exceeds the Fund’s operating expenses and the Adviser-retained amount, the Adviser pays the net total to the Fund Sponsor. The amount paid to the Fund Sponsor represents both the firm’s sub-advisory fee and any remaining profits from the Advisory Fee. During months where there are no profits or the funds are not sufficient to cover the firm’s entire sub-advisory fee, the firm’s sub-advisory fee is automatically waived.
If the amount of the unitary management fee is less than the Fund’s operating expenses and the Adviser-retained amount, the Fund Sponsor is obligated to reimburse the Adviser for the shortfall.
The Adviser-retained amount represents an agreed upon fee arrangement between the Adviser and Fund Sponsor. This arrangement calls for the Fund Sponsor to pay the Adviser a fee and reimburse the Adviser for certain Fund operating expenses it paid pursuant to the Advisory Agreement.
APPROVAL OF ADVISORY AGREEMENT & INVESTMENT SUB-ADVISORY AGREEMENTS
A discussion regarding the basis for the Board’s approval of the Advisory Agreement, the New Lantern Sub-Advisory Agreement, and the Arin Sub-Advisory Agreement with respect to the Fund will be available in the Fund’s first Form N-CSR.
Manager of Managers Structure
The Adviser and the Trust have received an exemptive order (the “Order”) from the SEC that allows the Fund to operate in a “manager of managers” structure whereby the Adviser can appoint and replace unaffiliated sub-advisers, and enter into, amend and terminate sub-advisory agreements with such sub-advisers, each subject to Board approval, but without obtaining prior shareholder approval (“Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-adviser within 90 days after the hiring, to the extent the Fund is relying on the Order. The Order provides the Fund with greater flexibility and efficiency by preventing the Fund from incurring the expense and delays associated with obtaining shareholder approval of such sub-advisory agreements.
To the extent the Fund relies on the Order, the Fund’s use of the Manager of Managers Structure is subject to certain conditions that are set forth in the Order. Under the Manager of Managers Structure, the Adviser has the ultimate responsibility, subject to oversight by the Board, to oversee sub-advisers and recommend their hiring, termination and replacement. The Adviser will also, subject to the review and approval of the Board, set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisers to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-adviser complies with the Fund’s investment goal, policies and restrictions. Subject to review by the Board, the Adviser will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisers and monitor and evaluate the sub-advisers’ performance.
PORTFOLIO MANAGERS
The portfolio managers are jointly and primarily responsible for various functions related to portfolio management, including, but not limited to, making recommendations (or implementing) with respect to the following: investing cash inflows, implementing
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investment strategy, researching and reviewing investment strategy, and overseeing members of the portfolio management team with more limited responsibilities.
Michael Allison and Lawrence Lempert are co-portfolio managers, and are jointly responsible for the day-to day management of the Fund.
Michael Allison’s career in the investment management industry has spanned more than 30 years, nearly 22 of which were at Eaton Vance Management in Boston, MA where he served as global equity portfolio manager and Director of Equity Strategy Implementation until the end of 2021. In 2023, he founded New Lantern Capital, LLC, which is the general partner of a privately offered fund pursuing a low-volatility, equity-based alternative to fixed income allocations. In 2024, Mr. Allison joined Investment Research Partners, LLC as Strategist and Portfolio Manager. He graduated in 1990 from the University of Denver with a B.S.B.A. in Finance and has held the Chartered Financial Analyst (“CFA”) designation since 1996.
Lawrence Lempert has been the trading director of Arin since 2011. Prior to joining Arin, he founded and managed Bullock Capital, LLC, a proprietary stock/option trading and market making broker dealer and previously served as a Specialist, market maker and index options trader with Susquehanna International Group. Mr. Lempert earned a Bachelor of Science degree in Statistics and Economics from Rutgers College, a Juris Doctor from Villanova University School of Law, and a Master of Laws in Taxation from New York University School of Law.
The Fund’s Statement of Additional Information (“SAI”) provides additional information about the portfolio managers, including other accounts each manages, their ownership in the Fund, and compensation.
OTHER SERVICE PROVIDERS
PINE Distributors LLC (the “Distributor”) serves as the distributor of Creation Units (defined above) for the Fund on an agency basis. The Distributor does not maintain a secondary market in Shares.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, is the administrator, fund accountant, and transfer agent for the Fund.
U.S. Bank National Association is the custodian for the Fund.
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.
[ ], serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.
THE EXCHANGE
Shares are not sponsored, endorsed or promoted by the Exchange. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of Shares to be issued, nor in the determination or calculation of the equation by which Shares are redeemable. The Exchange has no obligation or liability to owners of Shares in connection with the administration, marketing or trading of Shares. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
BUYING AND SELLING FUND SHARES
The Fund issues and redeems Shares at NAV only in large blocks known as “Creation Units,” which only APs (typically, broker-dealers) may purchase or redeem. Purchases of Creation Units will primarily be in cash whereas redemptions of Creation Units will generally be in-kind and in cash.
Shares will trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors, called Authorized Participants or “APs,” will purchase and redeem Shares directly from the Fund. APs may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.
Except when aggregated in Creation Units, Shares are not redeemable with the Fund.
BUYING AND SELLING SHARES ON THE SECONDARY MARKET
Most investors will buy and sell Shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any
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publicly traded issuer. The Trust does not impose any redemption fees or restrictions on redemptions of Shares in the secondary market. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the Fund and no minimum number of Shares you must buy.
Shares of the Fund are listed on the Exchange under the following symbol:

Fund	Trading Symbol
New Lantern Risk Managed Equity ETF	NLRM
The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.
Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, will be the registered owner of all outstanding Shares and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the Fund.
Share Trading Prices. The trading prices of Shares may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand for Shares, the prices of the Fund’s portfolio securities, economic conditions and other factors.
The Exchange, through the facilities of the Consolidated Tape Association or another market information provider, intends to disseminate the approximate value of the Fund’s portfolio every fifteen seconds during regular U.S. trading hours. This approximate value should not be viewed as a “real-time” update of the NAV of the Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.
Continuous Offering. The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirements and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
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ACTIVE INVESTORS AND MARKET TIMING
The Board has evaluated the risks of market timing activities by the Fund’s shareholders. The Board noted that Shares can be purchased and redeemed directly from the Fund only in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), the Board noted that those trades do not cause the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective, although in certain circumstances (e.g., in conjunction with a reallocation of the Fund’s investments), such trades may benefit Fund shareholders by increasing the tax efficiency of the Fund. The Board also noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. In addition, the Fund will impose transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.
DISTRIBUTION AND SERVICE PLAN
The Fund has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the Fund may be authorized to pay distribution fees of up to 0.25% of its average daily net assets each year to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). As of the date of this Prospectus, the maximum amount payable under the Plan is set at 0% until further action by the Board. In the event 12b-1 fees are charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis.
NET ASSET VALUE
The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
The Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,
•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a nonexchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.
Exchange-traded options (other than FLEX Options) are valued at the mean of the last quoted bid and ask prices at 4:00 p.m. Eastern time as provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded. Exchange-traded options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid and Offer (“NBBO”) pricing information provided by the pricing services.
FLEX Options and “European Style” options (options that cannot be exercised prior to the expiration date) that are listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when a FLEX Option has a same-day market trading price at the official close of that exchange’s trading day, i) this same-day market trading price will be used for the FLEX Option value instead of the exchange’s model-based price and ii) the implied interest rate for such same-day market traded FLEX options shall be utilized in all model-based prices which share the same expiration date when available.
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An option may be fair valued when: (i) the option does not trade on the valuation date and a reliable last quoted bid and ask price at the valuation time are not readily available or (ii) the Fund’s Adviser and/or sub-adviser(s) or Fund management does not believe the prices provided by the pricing services or exchange reflect the current market value of such option.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.
If a market price is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board.
To the extent the Fund holds securities that may trade infrequently, fair valuation may be used more frequently. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust maintains a website for the Fund at https://[ ].com. Among other things, the website includes this Prospectus and the SAI, and will include the Fund’s annual and semi-annual reports to shareholders, financial information, holdings, and proxy information. The website shows the Fund’s daily NAV per share, market price, and premium or discount, each as of the prior business day. The website also shows the extent and frequency of the Fund’s premiums and discounts. Further, the website includes the Fund’s median bid-ask spread over the most recent thirty calendar days.
Each day the Fund is open for business, the Trust publicly disseminates the Fund’s full portfolio holdings as of the close of the previous day through its website at https://[ ].com. A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.
INVESTMENTS BY OTHER INVESTMENT COMPANIES
For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by Rule 6c-11, Rule 12d1-4, or an exemptive order of the SEC.
DIVIDENDS, DISTRIBUTIONS, AND TAXES
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA, you need to be aware of the possible tax consequences when:
•Your Fund makes distributions,
•You sell your Shares listed on the Exchange, and
•You purchase or redeem Creation Units.
Dividends and Distributions
Dividends and Distributions. The Fund intends to elect and intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains it distributes to you. The Fund expects to declare and to distribute its net investment income, if any, to shareholders as dividends [annually]. The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. Distributions may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Avoid “Buying a Dividend.” At the time you purchase Shares of the Fund, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a
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subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”
Taxes
Tax Considerations. The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For U.S. federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gain no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by certain shareholders at long-term capital gain rates provided certain holding period requirements are met.
Taxes on Sales of Shares. A sale or exchange of Shares is a taxable event and, accordingly, a capital gain or loss will generally be recognized. Currently, any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.
Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Shares) of U.S. individuals, estates, and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.
Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your Shares. The Fund also must backup withhold if the Internal Revenue Service (“IRS”) instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid.
State and Local Taxes. Fund distributions and gains from the sale or exchange of your Shares generally are subject to applicable state and local taxes.
Taxes on Purchase and Redemption of Creation Units. An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and the cash amount paid. A person who exchanges Creation Units for equity securities generally will recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the cash amount received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether the wash sale rules apply and when a loss might not be deductible.
Under current U.S. federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.
Non-U.S. Investors. Non-U.S. investors may be subject to U.S. federal withholding tax at a 30% or lower treaty rate and are subject to special U.S. federal tax certification requirements to avoid backup withholding and claim any treaty benefits. An exemption from U.S. federal withholding tax is provided for capital gain dividends paid by the Fund from long-term capital gains, if any. However, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends may be exempt from U.S. withholding provided the Fund makes certain designations and other requirements are met. Furthermore, notwithstanding such exemptions from U.S. federal withholding at the source, any such dividends and distributions of income and capital gains will be subject to U.S. federal backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person. In addition, U.S. estate tax may apply to Shares of the Fund.
Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (FATCA), the Fund will be required to withhold a 30% tax on (i) income dividends paid by the Fund, and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund, to certain foreign entities, referred to as foreign financial institutions or non-financial foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as
16

necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Possible Tax Law Changes. At the time that this prospectus is being prepared, various administrative and legislative changes to the U.S. federal tax laws are under consideration, but it is not possible at this time to determine whether any of these changes will be made or what the changes might entail.
This discussion of “Dividends, Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about U.S. federal, state, local or foreign tax consequences before making an investment in the Fund.
FINANCIAL HIGHLIGHTS
The Fund is newly organized and therefore has not yet had any operations as of the date of this Prospectus and does not have financial highlights to present at this time.
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If you would like more information about the Fund and the Trust, the following documents are available free, upon request:
ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS
Additional information about each Fund will be in its annual and semi-annual reports to shareholders and in Form N-CSR. The annual report explains the market conditions and investment strategies affecting each Fund’s performance during the last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.
STATEMENT OF ADDITIONAL INFORMATION
The SAI dated [ ], 2026, which contains more details about the Fund, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.
Recent information regarding the Fund covered by this Prospectus, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website listed below. To receive a free copy of the latest annual or semi-annual report, or the SAI, or to request additional information about the Fund, please contact us as follows:

Call:	(215) 330-4476

Write:	3803 West Chester Pike, Suite 150
Newtown Square, PA 19073

Visit:	https://[ ].com
INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION
Reports and other information about the Fund are also available:
•Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•For a duplicating fee, by e-mail request to publicinfo@sec.gov.

Investment Company Act File No. 811-22961.
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Subject to Completion—Dated August 28, 2026
The information in this Statement of Additional Information is not complete and may be changed. The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
New Lantern Risk Managed Equity ETF
Ticker Symbol: [ ]
Listed on [ ]
STATEMENT OF ADDITIONAL INFORMATION
EA SERIES TRUST
[ ]
This Statement of Additional Information (“SAI”) describes the New Lantern Risk Managed Equity ETF (the “Fund”), a series of the EA Series Trust (the “Trust”). Shares of the Fund will be listed and traded on the the [ ] (the “Exchange”). Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Investment Research Partners, LLC d/b/a New Lantern Advisors (“New Lantern”) and Arin Risk Advisors, LLC (“Arin”) serve as sub-advisers to the Fund. PINE Distributors LLC (the “Distributor”) serves as the Distributor for the Fund.
Shares of the Fund are neither guaranteed nor insured by the U.S. Government.
This SAI, dated [ ] as supplemented from time to time, is not a prospectus. It should be read in conjunction with the Fund’s Prospectus, dated [ ], as supplemented from time to time, which incorporates this SAI by reference. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Distributor, calling (215) 330-4476 or visiting [URL].
When available, a copy of the Fund’s annual and semi-annual reports may be obtained without charge by writing to EA Advisers, 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073, calling (215) 330-4476 or visiting [URL].

GLOSSARY
The following terms are used throughout this SAI, and have the meanings used below (note that various other terms are defined in the text of this SAI):
“1933 Act” means the Securities Act of 1933, as amended.
“1934 Act” means the Securities Exchange Act of 1934, as amended.
“Adviser” means Empowered Funds, LLC dba EA Advisers.
“Authorized Participant” means a broker-dealer or other participant in the Continuous Net Settlement System of the National Securities Clearing Corporation (NSCC) or a participant in DTC with access to the DTC system, and who has executed an agreement with the Distributor that governs transactions in the Fund’s Creation Units.
“Balancing Amount” means an amount equal to the difference between the NAV of a Creation Unit and the market value of the In-Kind Creation (or Redemption) Basket, used to ensure that the NAV of a Fund Deposit (or Redemption) (other than the Transaction Fee), is identical to the NAV of the Creation Unit being purchased.
“Board” or “Trustees” means the Board of Trustees of the Trust.
“Business Day” means any day on which the Trust is open for business.
“Cash Component” means an amount of cash consisting of a Balancing Amount calculated in connection with creations.
“Cash Redemption Amount” means an amount of cash consisting of a Balancing Amount calculated in connection with redemptions.
“Code” means the Internal Revenue Code of 1986, as amended.
“Creation Unit” means an aggregation of a specified number of Shares that the Fund issues and redeems on a continuous basis at NAV.
“Distributor” means PINE Distributors LLC.
“Dodd-Frank Act” means the Dodd-Frank Wall Street Reform and Consumer Protection Act.
“DTC” means the Depository Trust Company.
“Exchange” means the [ ].
“ETF” means an exchange-traded fund.
“FINRA” means the Financial Industry Regulatory Authority.
“Fund” means the series of the Trust described in this SAI: the New Lantern Risk Managed Equity ETF.
“Fund Deposit” means the In-Kind Creation Basket and Cash Component necessary to purchase a Creation Unit from the Fund.
“Fund Redemption” means the In-Kind Redemption Basket and Cash Redemption Amount received in connection with the redemption of a Creation Unit.
“In-Kind Creation Basket” means the basket of securities to be deposited to purchase Creation Units of the Fund.
“In-Kind Redemption Basket” means the basket of securities a shareholder will receive upon redemption of a Creation Unit.
“Investment Company Act” or “1940 Act” means the Investment Company Act of 1940, as amended.
“IRS” means the Internal Revenue Service.
“NAV” means the net asset value of the Fund.
“NSCC” means the National Securities Clearing Corporation.
“NYSE” means the New York Stock Exchange, Inc.
“Prospectus” means the Fund’s Prospectus, dated [ ], as amended and supplemented from time to time.
“SAI” means this Statement of Additional Information, dated [ ], as amended and supplemented from time to time.
“SEC” means the United States Securities and Exchange Commission.

“Shares” means the shares of the Fund.
“Sub-Adviser” means Investment Research Partners, LLC d/b/a New Lantern Advisors and Arin Risk Advisors, LLC (each a “Sub-Adviser” and together, the “Sub-Advisers”).
“Transaction Fee” is a fee that may be imposed to compensate the Trust or its custodian for costs incurred in connection with transactions for Creation Units. The Transaction Fee, when applicable, is comprised of a flat (or standard) fee and may include a variable fee. For the Transaction Fees applicable to the Fund, see “Transaction Fees” in this SAI.
“Trust” means the EA Series Trust, a Delaware statutory trust.
TRUST AND FUND OVERVIEW
The Trust is a Delaware statutory trust formed on October 11, 2013 and was formerly known as Alpha Architect ETF Trust. The Trust is an open-end management investment company registered under the Investment Company Act. The investment objective of the Fund is as stated in the Prospectus. The offering of the Shares is registered under the 1933 Act.
This SAI relates only to the following Fund: New Lantern Risk Managed Equity ETF.
Diversification
The Fund is a non-diversified ETF. As a non-diversified fund, the Fund is permitted to invest a larger percentage of its assets in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.
EXCHANGE LISTING AND TRADING
Shares of the Fund will be listed and traded on the Exchange. Shares trade on the Exchange or in secondary markets at prices that may differ from their NAV, because such prices may be affected by market forces (such as supply and demand for Shares). As is the case with other securities traded on an exchange, when you buy or sell Shares on the Exchange or in the secondary markets your broker will normally charge you a commission or other transaction charges. Further, the Trust reserves the right to adjust the price of Shares in the future to maintain convenient trading ranges for investors (namely, to maintain a price per Share that is attractive to investors) by share splits or reverse share splits, which would have no effect on the NAV.
There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares will continue to be met. The Exchange may, but is not required to, remove the Shares from listing if: (i) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial owners of the Shares for 30 or more consecutive trading days, or (ii) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will remove the Shares from listing and trading upon termination of the Fund.
The Fund is not sponsored, endorsed, sold or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Fund to achieve its objectives. The Exchange has no obligation or liability in connection with the administration, marketing or trading of the Fund.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted a policy regarding the disclosure of information about the Fund’s portfolio securities. Under the policy, portfolio holdings of the Fund, which will form the basis for the calculation of NAV on a Business Day, are publicly disseminated prior to the opening of trading on the Exchange that Business Day through financial reporting or news services, including the website [URL]. In addition, each Business Day a portfolio composition file, which displays the In-Kind Creation Basket and Cash Component, is publicly disseminated prior to the opening of the Exchange via the NSCC.
INVESTMENT POLICIES AND RESTRICTIONS
The Trust has adopted the following investment restrictions as fundamental policies with respect to the Fund. These restrictions cannot be changed with respect to the Fund without the approval of the holders of a majority of the Fund’s outstanding voting securities. For the purposes of the 1940 Act, a “majority of outstanding shares” means the vote of the lesser of: (1) 67% or more of the voting securities of the Fund present at the meeting if the holders of more than 50% of the Fund’s outstanding voting securities are present or represented by proxy; or (2) more than 50% of the outstanding voting securities of the Fund.

The investment policies enumerated in this section may be changed with respect to the Fund only by a vote of the holders of a majority of the Fund’s outstanding voting securities, except as noted below:
1. The Fund may not borrow money, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
2. The Fund may not issue senior securities, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
3. The Fund may not engage in the business of underwriting securities except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the acquisition, disposition or resale of its portfolio securities or in connection with investments in other investment companies, or to the extent otherwise permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
4. The Fund may not purchase or sell real estate, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
5. The Fund may not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Fund from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities.
6. The Fund may not make loans, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder and any applicable exemptive relief.
7. The Fund will not concentrate its investments in a particular industry or group of industries, as that term is used in the Investment Company Act.
The following notations are not considered to be part of the Fund’s fundamental investment limitations and are subject to change without shareholder approval. If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund’s investments will not constitute a violation of such limitation. Similarly, with respect to the Fund’s fundamental investment limitations and any other policies applicable to a Fund investment (e.g., policies adopted with respect to Rule 35d-1 under the 1940 Act (the “Names Rule”) or minimum or maximum investment exposures specified in the Prospectus), an increase in the quantity (e.g., number of shares) of a particular investment will not constitute a violation of such limitation or policy if the increase in quantity did not result in an increase in the weight of the applicable investment within the Fund’s portfolio. Thus, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund’s assets, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the Investment Company Act or the relevant rules, regulations or interpretations thereunder, as described below.
With respect to the fundamental investment limitation relating to borrowing set forth in (1) above, pursuant to Section 18(f)(1) of the Investment Company Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within three days, to an extent that the asset coverage shall be at least 300%.
With respect to the fundamental investment restriction regarding real estate set forth in (4) above, the Fund will not make direct investments in real estate unless acquired as a result of ownership of securities or other instruments, although the Fund may purchase and sell other interests in real estate including securities which are secured by real estate, or securities of companies which make real estate loans or own, or invest or deal in, real estate.
With respect to the fundamental investment limitation relating to lending set forth in (6) above, this means that the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties. The fundamental investment limitation relating to lending restricts, but does not prevent entirely, the Fund’s (i) lending of portfolio securities, (ii) purchase of debt securities, other debt instruments, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (iii) use of repurchase agreements to the extent the entry into a repurchase agreement is deemed to be a loan.
With respect to the fundamental investment limitation relating to concentration set forth in (7) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of more than

25% of the Fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future.
For purposes of applying the limitation set forth in the concentration policy, the Fund, with respect to its equity holdings, may use the FactSet Revere Business Industry Classification System, Standard Industrial Classification (SIC) Codes, North American Industry Classification System (NAICS) Codes, MSCI Global Industry Classification System, FTSE/Dow Jones Industry Classification Benchmark (ICB) system or any other reasonable industry classification system (including systems developed by the Adviser and/or the Sub-Adviser) to identify each industry. Securities of the U.S. government (including its agencies and instrumentalities), tax-exempt securities of state or municipal governments and their political subdivisions (and repurchase agreements collateralized by government securities), and securities of other investment companies are not considered to be issued by members of any industry, except as noted below. In addition, exchange-traded products or other pooled investment vehicles whose primary exposure is to physical commodities or commodity prices (such as funds that hold physical gold or other commodities) will not be treated as securities issued by members of any industry for purposes of the Fund’s concentration policy. The Fund will look through a private activity municipal debt security whose principal and interest payments are derived principally from the assets and revenues of a non-governmental entity in order to determine the industry to which the investments should be allocated when determining the Fund’s compliance with its concentration policies. With respect to the Fund’s investment in underlying investment companies, the Fund will consider the holdings of other investment companies for which the Adviser serves as investment adviser when determining the Fund’s compliance with its concentration policies. The Fund’s method of applying the limitation set forth in its concentration policy may differ from the methods used by the Trust’s other series.
INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS
The investment objective, principal strategies of, and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this SAI, the investment objective and policies of the Fund may be changed without shareholder approval.
Derivative Instruments Risk
When the Fund enters into options, futures, and other forms of financial derivatives, the investments involve risks different from direct investments in the underlying securities. While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in expected future volatility, interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if it had not entered into any derivatives transactions. Derivatives may magnify the Fund’s gains or losses, causing it to make or lose substantially more than it invested. When the Fund invests in options, futures, and other forms of financial derivatives, the Fund will comply with the applicable requirements of the 1940 Act and the guidance of no-action letters issued by the SEC, including Rule 18f-4 under the 1940 Act.
When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire may offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.
The Fund’s ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. The Fund will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if the Fund’s prediction of interest and currency rates, market value, expected future volatility, or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.
Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:
•current and anticipated short-term interest rates, changes in expected future volatility of the underlying instrument, and the time remaining until expiration of the contract;
•a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and
•differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.
Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they may be more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, in some cases, the Fund may close out a futures contract only on the exchange the contract was initially traded. Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist. If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out a position. In an illiquid market, the Fund may:
•have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
•have to purchase or sell the instrument underlying the contract;
•not be able to hedge its investments; and
•not be able to realize profits or limit its losses.
Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions. For example:
•an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•the facilities of the exchange may not be adequate to handle current trading volume;
•equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other
•occurrences may disrupt normal trading activity; or
•investors may lose interest in a particular derivative or category of derivatives.
If the Fund incorrectly predicts securities market, expected future volatility or interest rate trends, the Fund may lose money by investing in derivatives. For example, if the Fund were to write a call option based on the expectation that the price of the underlying security would fall, but the price rose instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Fund were to write a put option based on the expectation that the price of the underlying security would rise, but the price fell instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
Because of the low margin deposits required upon the opening of a derivative position, such transactions may involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and they may lose more than it originally invested in the derivative.
If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. The Fund may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.
The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:
•actual and anticipated changes in interest rates;
•fiscal and monetary policies; and
•national and international political events.
Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.
Government Regulation of Derivatives. It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Fund from using such instruments as a part of its investment strategy, and could ultimately prevent the Fund from being able to achieve its investment objective. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse.
The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the Commodities Futures Trading Commission (“CFTC”) and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
The regulation of swaps and futures transactions in the U.S., the European Union and other jurisdictions is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies.
In addition, U.S. regulators, the European Union and certain other jurisdictions have adopted minimum margin and capital requirements for uncleared OTC derivatives transactions. It is expected that these regulations will have a material impact on the Fund’s use of uncleared derivatives. These rules will impose minimum margin requirements on derivatives transactions between the Fund and its swap counterparties and may increase the amount of margin the Fund is required to provide. They will impose regulatory requirements on the timing of transferring margin, which may accelerate the Fund’s current margin process. They will also effectively require changes to typical derivatives margin documentation. Such requirements could increase the amount of margin the Fund needs to provide in connection with uncleared derivatives transactions and, therefore, make such transactions more expensive.
The SEC adopted Rule 18f-4 (“Rule 18f-4” or the “Derivatives Rule”), which regulates the ability of the Fund to enter into derivative transactions and other leveraged transactions. Derivatives are defined by Rule 18f-4 to include short sales and forward contracts, such as to-be-announced transactions, as well as transactions traditionally characterized as derivatives, such as futures, options and swaps. Rule 18f-4 also regulates other types of leveraged transactions, such as reverse repurchase transactions and transactions “similar to” reverse repurchase transactions, which include certain securities lending transactions that provide leverage to the portfolio.
Among other things, Rule 18f-4 treats those derivatives transactions that impose future payment or delivery obligations on the Fund as senior securities within the meaning of Section 18 of the 1940 Act. As a result, the Fund is prohibited from entering into these derivatives transactions except in reliance on the provisions of the Derivatives Rule. The Derivatives Rule establishes limits on the derivatives transactions that the Fund may enter into based on the value-at-risk (“VaR”) of the Fund inclusive of derivatives. The Fund will generally satisfy the limits under the Derivatives Rule if the VaR of its portfolio (inclusive of derivatives transactions) does not exceed 200% of the VaR of its “designated reference portfolio.” The “designated reference portfolio” is a representative unleveraged index or the Fund’s own portfolio absent derivatives holdings, as determined by the Fund’s derivatives risk manager. This limits test is referred to as the “Relative VaR Test.” If the Fund determines that the Relative VaR Test is not appropriate in light of its strategy, subject to specified conditions, the Fund may instead comply with the Absolute VaR Test. The Fund will satisfy the Absolute VaR Test if the VaR of its portfolio does not exceed 20% of the value of the Fund’s net assets. In addition, among other requirements, Rule 18f-4 requires the Fund to establish a derivatives risk management program, appoint a derivatives risk manager, and carry out enhanced reporting to the Board, the SEC and the public regarding the Portfolio’s derivatives activities.
Options. The Fund may purchase and sell/write call and put options on securities. The purchase and writing of options involves certain risks. During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.
The Fund may write a call or put option when the option is “covered” by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund’s obligation as writer of the option. A written call option creates a potential obligation to sell the underlying security. In order to make sure that this obligation can be met, the Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security. A written put option creates a potential obligation to buy the underlying security. In order to make sure that this obligation can be met, the Fund could (i) sell short the underlying security at the same or higher price than the strike price of the written put option; (ii) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (iii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.
Options offer large amounts of leverage, which will result in the Fund’s NAV being more sensitive to changes in the value of the related instrument. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.
The Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.
If the Fund is unable to effect a closing transaction for an option it had purchased, due to the absence of a counterparty or secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.
Options have varying expiration dates. The exercise price of the options may be below, equal to or above the current market value of the underlying security or instrument. Options purchased by the Fund that expire unexercised have no value, and the Fund will realize a loss in the amount of the premium paid and any transaction costs. If an option written by the Fund expires unexercised, the Fund realizes a gain equal to the premium received at the time the option was written. Transaction costs must be included in these calculations.
Futures Contracts. The Fund may enter into futures contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade that have been designated “contracts markets” by the Commodities Futures Trading Commission (CFTC). No purchase price is paid or received when the contract is entered into. Instead, the Fund, upon entering into a futures contract (and to maintain the Fund’s open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade debt securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.
If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) such that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract such that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. These subsequent payments, called “variation margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Fund is expected to earn interest income on initial and variation margin deposits.
The Fund will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

Short Sales. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time the Fund covers the short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
If the Fund does sell “short”, the Fund will comply with current rules and regulations adopted by the SEC.
Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price. In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement. Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale. When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale. As a result, the exposure to the counterparty of the purchase or sale is increased. Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if a Sub-Adviser feels such action is appropriate. In such a case, the Fund could incur a short-term gain or loss.
FLEX Options
FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets and indices referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price.
The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer”, with the goal of protecting clearing members and options traders from counterparty risk.
Securities Lending
The Fund may make secured loans of its portfolio securities; however, securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by the Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with the Fund’s investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law.
To the extent the Fund engages in securities lending, securities loans will be made to broker-dealers that the Adviser believes to be of relatively high credit standing pursuant to agreements requiring that the loans continuously be collateralized by cash, liquid securities, or shares of other investment companies with a value at least equal to the market value of the loaned securities. As with other extensions of credit, the Fund bears the risk of delay in the recovery of the securities and of loss of rights in the collateral should the borrower fail financially. The Fund also bears the risk that the value of investments made with collateral may decline.
For each loan, the borrower usually must maintain with the Fund’s custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).
The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. However, the Fund bears the risk of delay in the return of the security, impairing the Fund’s ability to vote on such matters. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

The Adviser will retain lending agents on behalf of the Fund that are compensated based on a percentage of the Fund’s return on its securities lending. The Fund may also pay various fees in connection with securities loans, including shipping fees and custodian fees.
Preferred Stocks
The Fund may invest in exchange-listed preferred stocks. Preferred stocks include convertible and non-convertible preferred and preference stocks that are senior to common stock. Preferred stocks are equity securities that are senior to common stock with respect to the right to receive dividends and a fixed share of the proceeds resulting from the issuer’s liquidation. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as holders of the issuer’s common stock, and thus represent an ownership interest in the issuer. Depending on the features of the particular security, holders of preferred stock may bear the risks disclosed in the Prospectus or this SAI regarding equity or fixed income securities.
Repurchase Agreements
The Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is an agreement under which securities are acquired by the Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security while the Fund seeks to enforce its rights, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement.
Cash Items
The Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or to maintain liquid assets required in connection with some of the Fund’s investments. These cash items and other high quality debt securities may include money market instruments, such as securities issued by the U.S. government and its agencies, bankers’ acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments.
U.S. Government Securities
U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Different kinds of U.S. government securities have different kinds of government support. For example, some U.S. government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the U.S. Other U.S. government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises but are neither guaranteed nor insured by the U.S. government.
It is possible that the availability and the marketability (that is, liquidity) of the securities discussed in this section could be adversely affected by actions of the U.S. government to tighten the availability of credit.
As with other fixed income securities, U.S. government securities expose their holders to market risk because their values typically change as interest rates fluctuate. For example, the value of U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.
In addition to investing directly in U.S. government securities, the Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments and/or principal payments of U.S. government securities. Certificates of accrual and similar instruments may be more volatile than other government securities.
Illiquid Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). Illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, the Fund will not acquire illiquid securities if immediately after the acquisition, such securities would comprise more than 15% of the value of the Fund’s net assets. Determinations of liquidity are made pursuant to guidelines contained in the liquidity risk management program of the Trust applicable to the Fund. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. In making such liquidity determinations it primarily takes into account the average daily volume of trades. In addition, it may take into account a number of other factors in reaching liquidity decisions, including but not limited to: (1) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (2) the willingness of dealers to undertake to make a market in the security; and (3) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In connection with the implementation of the SEC’s liquidity risk management rule and the liquidity risk management program of the Trust applicable to the Fund, the term “illiquid security” is defined as a security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the security.
An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the Securities Act or other exemptions, the Adviser may determine that the securities are liquid.
Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell.
Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as are deemed advisable, if any, to protect liquidity.
Investments in Other Investment Companies
The Fund may invest in the securities of other investment companies to the extent permitted by the Investment Company Act, SEC rules thereunder and exemptions thereto. The market price for ETF shares may be higher or lower than, respectively, the ETF’s NAV. Investing in another investment company exposes the Fund to all the risks of that investment company and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses. As a result, investments by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if the Fund were to invest directly in the securities underlying the ETF.
The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the Investment Company Act, or any rule, regulation or order of the SEC or interpretation thereof. Generally, the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate (i) more than 3% of the total outstanding voting stock of the acquired company, (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) securities issued by the acquired company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. The Fund may invest in the securities of other investment companies beyond these limits if, for example, the Fund is part of a “master-feeder” structure or operates as a fund of funds in compliance with Section 12(d)(1)(E), (F) and (G) and the rules thereunder or Rule 12d1-4. Section 12(d)(1)(B) prohibits another investment company from selling its shares to the Fund if, after the sale (i) the Fund owns more than 3% of the other investment company’s voting stock or (ii) the Fund and other investment companies, and companies controlled by them, own more than 10% of the voting stock of such other investment company.
For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Act are subject to the restrictions set forth in Section 12(d)(1) of the Act, except as permitted by an exemptive order of the SEC or rule promulgated under the Act.
Real Estate Investments
The Fund may invest in securities of real estate companies and other companies related to the real estate industry.
Real estate companies include U.S. and non-U.S. issuers that derive at least 50% of their revenues or profits from the ownership, construction, development, financing, management, servicing, sale or leasing of commercial, industrial or residential real estate or have 50% of their total assets in real estate. Companies related to the real estate industry include companies whose products and services pertain to the real estate industry. The Fund may invest in Real Estate Investment Trusts (“REITs”), which are more fully discussed below under the heading “Real Estate Investment Trusts.”
Real Estate Operating Companies (REOCs) are corporations that engage in the ownership, development, management or financing of real estate. REOCs include, for example, developers, brokers and building suppliers. REOCs are publicly traded real estate companies that have chosen not to be taxed as REITs. Because REOCs reinvest earnings rather than distribute dividends to unit holders, they do not get the same benefits of lower corporate taxation that are a common characteristic of REITs. The value of the Fund’s REOC securities generally will be affected by the same factors that adversely affect a REIT.

Although the Fund does not invest directly in real estate, its investments may expose the Fund to special risks associated with the direct ownership of real estate. These risks may include, but are not limited to, the following: declines in the value of (or income generated by) real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; lack of ability to access the credit or capital markets; overbuilding; extended vacancies of properties; or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn; reduced demand for real estate-related services; changes in financing terms that may render the sale or refinancing of properties difficult or unattractive; reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses; the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis at all; increasing competition, including for real estate and related services and technology; increases in property taxes and operating expenses; changes in zoning regulations and related costs; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; demographic trends, such as population shifts or changing tastes, preferences (such as remote work arrangements) and values; and changes in interest rates. If the fund’s real estate-related investments are concentrated in one geographic area or in one property type, the fund will be particularly subject to the risks associated with that area or property type or related real estate conditions. Similarly, real estate industry companies whose underlying properties are concentrated in a particular industry or geographic region are also particularly subject to risks affecting such industries and regions or related real estate conditions.
Real Estate Investment Trusts (REITs)
REITs are pooled investment vehicles, which invest primarily in income producing real estate or real estate related loans or interests and, in some cases, manage real estate. REITs are sometimes referred to as equity REITs, mortgage REITs or hybrid REITs. An equity REIT invests primarily in properties and generates income from rental and lease properties and, in some cases, from the management of real estate. Equity REITs also offer the potential for growth as a result of property appreciation and from the sale of appreciated property. Mortgage REITs invest primarily in real estate mortgages, which may secure construction, development or long-term loans, and derive income for the collection of interest payments. Hybrid REITs may combine the features of equity REITs and mortgage REITs. REITs are generally organized as corporations or business trusts, but are not taxed as a corporation if they meet certain requirements of Subchapter M of the Internal Revenue Code. To qualify, a REIT must, among other things, invest substantially all of its assets in interests in real estate (including other REITs), cash and government securities, distribute at least 90% of its taxable income to its shareholders and receive at least 75% of that income from rents, mortgages and sales of property.
Like any investment in real estate, a REIT’s performance depends on many factors, such as its ability to find tenants for its properties, to renew leases, and to finance property purchases and renovations. In general, REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent a REIT concentrates its investment in certain regions or property types. For example, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants’ failure to pay rent, or incompetent management. Property values could decrease because of overbuilding, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Ultimately, a REIT’s performance depends on the types of properties it owns and how well the REIT manages its properties. Additionally, declines in the market value of a REIT may reflect not only depressed real estate prices, but may also reflect the degree of leverage utilized by the REIT.
In general, during periods of rising interest rates, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments, such as long-term bonds. Higher interest rates also mean that financing for property purchases and improvements is more costly and difficult to obtain. During periods of declining interest rates, certain mortgage REITs may hold mortgages that mortgagors elect to prepay, which can reduce the yield on securities issued by mortgage REITs. Mortgage REITs may be affected by the ability of borrowers to repay debts to the REIT when due and equity REITs may be affected by the ability of tenants to pay rent.
Like small-cap stocks in general, certain REITs have relatively small market capitalizations and their securities can be more volatile than — and at times will perform differently from — large-cap stocks. In addition, because small-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuations than the stocks of larger companies. Further, REITs are dependent upon specialized management skills, have limited diversification, and are therefore subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear indirectly a proportionate share of the REIT’s expenses in addition to their proportionate share of the Fund’s expenses. Finally, REITs could possibly fail to qualify for tax-free pass-through of income under the Internal Revenue Code or to maintain their exemptions from registration under the 1940 Act and CFTC regulations.

Portfolio Turnover
Because the Fund has not yet commenced operations, it does not have a portfolio turnover rate to provide.
Cybersecurity Risk
The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which the Fund invests have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result.

MANAGEMENT OF THE FUND
Trustees and Officers
The business and affairs of the Trust are managed by its officers under the oversight of its Board. The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.
The Board is comprised of four Trustees. One Trustee and certain of the officers of the Trust are directors, officers or employees of the Adviser. The other Trustees (the “Independent Trustees”) are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The fund complex includes all funds advised by the Adviser (“Fund Complex”).
The Trustees, their age, term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen and other directorships, if any, held by each Trustee, are shown below. The officers, their age, term of office and length of time served and their principal business occupations during the past five years are shown below.
The address of each Trustee and each Officer is: c/o EA Series Trust, 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073.

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Indefinite term; Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003–present).	114	None
Michael S. Pagano, Ph.D., CFA® Born: 1962	Trustee and Audit Committee Chairman	Indefinite term; Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999–present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008–present).	114	Citadel Federal Credit Union (pro bono service for non-profit)
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Indefinite term; Since 2018	Co-founder and CEO, PeopleJoy (2016–present).	114	None
Interested Trustee and Officer*
Wesley R. Gray, Ph.D. Born: 1980	Trustee, Chairman of the Board, and President	Indefinite term; Trustee and Chairman of the Board (since 2014); President (since 2025)	Founder and Executive Managing Member, EA Advisers (2013–present); Chief Executive Officer, EA Advisers (2024–present); Founder, Chief Executive Officer, and Chief Investment Officer, Alpha Architect, LLC (2014–present); Chief Compliance Officer, Alpha Architect (2023–present).	114	None
* Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Officers

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
Michael D. Barolsky Born: 1981	Vice President and Secretary	Since 2025; President (2024 – 2025)	Chief Legal Officer, EA Advisers (December 2024–present); Chief Executive Officer, EA Advisers (June 2024–December 2024); Senior Vice President, U.S. Bank Global Fund Services (2019–2024).
Joshua J. Hinderliter Born: 1983	Vice President	Since 2025	General Counsel, EA Advisers (2025-present); Vice President, U.S. Bancorp Fund Services, LLC (2024-2025); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2022-2024); Managing Associate, Thompson Hine LLP (2016–2022).
Sean R. Hegarty, CPA Born: 1993	Treasurer	Since 2023; Assistant Treasurer (2022 – 2023)	Chief Operating Officer, EA Advisers (2022–present); Assistant Vice President, U.S. Bank Global Fund Services (2018–2022).
Jessica D. Leighty Born: 1981	Chief Compliance Officer	Since 2022	Chief Compliance Officer, EA Advisers (2021–present); Chief Compliance Officer, Alpha Architect (2021–2023); Chief Compliance Officer, Snow Capital (2015–2021).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Since 2024	Senior Fund Operations Officer, EA Advisers (2023–present); Vice President, U.S. Bank Global Fund Services (2020–2023).
Marie L. Lostocco, CPA Born: 1985	Assistant Treasurer	Since 2025
Senior Fund Operations Officer, EA Advisers (2025–present); Vice President, BlackRock Corporation Inc. (2021–2025); Vice President, BlackRock Financial Management (2018–2021); Senior Audit Manager, Tait, Weller & Baker LLP (2008–2018).

Kyle Martinelli Born: 1993	Assistant Treasurer	Since 2025	Fund Operations Officer, EA Advisers (2025–present); Assistant Vice President, U.S. Bank Global Fund Services (2015–2025).
Trustee Qualifications
Information on the Trust’s Trustees and Officers appears above including information on the business activities of Trustees during the past five years. In addition to personal qualities, such as integrity, the role of an effective Trustee inherently requires the ability to comprehend, discuss and critically analyze materials and issues presented in exercising judgments and reaching informed conclusions relevant to his duties and fiduciary obligations. The Board believes that the specific background of each Trustee evidences such ability and is appropriate to his serving on the Board. As indicated, Dr. Dorn holds an academic position in the area of finance. Dr. Pagano holds an academic position in the area of finance. Dr. Gray is the Founder and Executive Managing Member of the Adviser and Empirical Finance, LLC d/b/a Alpha Architect. Mr. Oguh is a financial technology entrepreneur, business executive and former mutual fund / ETF analyst.
Board Structure
Dr. Gray is considered to be an Interested Trustee and serves as Chairman of the Board. The Chairman’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and, if present, meetings of the Independent Trustees; and, serving as a liaison between the other Trustees, Trust officers, management personnel and counsel. Dr. Gray also serves as President of the Trust.
The Board believes that having an interested Chairman, who is familiar with the Adviser and its operations, while also having three-fourths of the Board composed of Independent Trustees, strikes an appropriate balance that allows the Board to benefit from the insights and perspective of a representative of management while empowering the Independent Trustees with the ultimate decision-making authority. The Board has not appointed a lead Independent Trustee at this time. The Board does not believe that an independent Chairman or lead Independent Trustee would enhance the Board’s effectiveness, as the relatively small size of the Board allows for diverse viewpoints to be shared and for effective communications between and among Independent Trustees and management so that meetings proceed efficiently. Independent Trustees have effective control over the Board’s agenda because they form more than a majority of the Board and can request presentations and agenda topics at Board meetings.
The Board intends to hold four regularly scheduled meetings each year. The Board expects that such meetings will typically be held in person unless the Board determines that meeting by telephone or video conference is appropriate and permitted for the business being conducted at the applicable meeting. The Board may also hold special meetings, as needed, either in person, by telephone, or virtually (if permitted), to address matters arising between regular meetings. The Independent Trustees meet separately at each regularly scheduled in-person (or virtually, if permitted) meeting of the Board; during a portion of each such separate meeting management is not present. The Independent Trustees may also hold special meetings, as needed, either in person, by telephone, or virtually (if permitted).
The Board conducts a self-assessment on an annual basis, as part of which it considers whether the structure of the Board and its Committees is appropriate under the circumstances. Based on such self-assessment, among other things, the Board will consider whether its current structure is appropriate. As part of this self-assessment, the Board will consider several factors, including the number of funds overseen by the Board, their investment objectives, and the responsibilities entrusted to the Adviser and other service providers with respect to the oversight of the day-to-day operations of the Trust and the Fund Complex.
The Board sets broad policies for the Trust and may appoint Trust officers. The Board oversees the performance of the Adviser, the Sub-Adviser, and the Trust’s other service providers. As part of its oversight function, the Board monitors each of the Adviser’s and Sub-Adviser’s risk management, including, as applicable, its management of investment, compliance and operational risks, through the receipt of periodic reports and presentations. The Board has not established a standing risk committee. Rather, the Board relies on Trust officers, advisory personnel and service providers to manage applicable risks and report exceptions to the Board in order to enable it to exercise its oversight responsibility. To this end, the Board receives reports from such parties at least quarterly, including, but not limited to, investment and/or performance reports, distribution reports, Rule 12b-1 reports, valuation reports and internal controls reports. Similarly, the Board receives quarterly reports from the Trust’s chief compliance officer (“CCO”), including, but not limited to, a report on the Trust’s compliance program, and the Independent Trustees have an opportunity to meet separately each quarter with the CCO. The CCO typically provides the Board with updates regarding the Trust’s compliance policies and procedures, including any enhancements to them. The Board expects all parties, including, but not limited to, the Adviser, the Sub-Adviser, service providers and the CCO, to inform the Board on an intra-quarter basis if a material issue arises that requires the Board’s oversight.
The Board generally exercises its oversight as a whole but has delegated certain oversight functions to an Audit Committee. The function of the Audit Committee is discussed in detail below.
Committees
The Board currently has two standing committees: an Audit Committee and a Nominating Committee. Each Independent Trustee serves on each of these committees.
Dr. Pagano serves as the Audit Committee Chairman. The purposes of the Audit Committee are to: (1) oversee generally the Fund Complex’s accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality, integrity and objectivity of the Fund Complex’s financial statements and the independent audit thereof; (3) assist the full Board with its oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Fund Complex’s accounting and financial reporting, internal controls and independent audits; (4) approve, prior to appointment, the engagement of the Trust’s independent auditors and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent auditors; and (5) act as a liaison between the Trust’s independent auditors and the full Board. For the fiscal year ended [ ], the Audit Committee met [eight] times.
The purposes of the Nominating Committee are, among other things, to: (1) identify and recommend for nomination candidates to serve as Trustees and/or on Board committees who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act (“Interested Persons”) of the Trust and who meet any independence requirements of Exchange Rule 5.3(k)(1) or the applicable rule of any other exchange on which shares of the Trust are listed; (2) evaluate and make recommendations to the full Board regarding potential trustee candidates who are Interested Persons of the Trust; and (3) review periodically the workload and capabilities of the Trustees and, as the Committee deems appropriate, to make recommendations to the Board if such a review suggests that changes to the size or composition of the Board and/or its committees are warranted. The Committee will generally not consider potential candidates for nomination identified by shareholders. For the fiscal year ended [ ], the Nominating Committee did not meet as there were no Board vacancies.

Compensation of Trustees
The Trust’s officers and any interested Trustees receive no compensation directly from the Trust.
The Independent Trustees determine the amount of compensation that they receive. In determining compensation for the Independent Trustees, the Independent Trustees take into account a variety of factors including, among other things, their collective significant work experience (e.g., in business and finance, government or academia). The Independent Trustees also recognize that these individuals’ advice and counsel are in demand by other organizations, that these individuals may reject other opportunities because of the time demands of their duties as Independent Trustees, and that they undertake significant legal responsibilities. The Independent Trustees also consider the compensation paid to independent board members of other registered investment company complexes of comparable size.
Independent Trustees are paid an annual retainer for their services, including attendance at meetings of the Board. All Trustees are reimbursed for their travel expenses and other reasonable out-of-pocket expenses incurred in connection with attending Board meetings. In addition, each Independent Trustee is entitled to reimbursement for reasonable out-of-pocket expenses for educational resources, including attending educational programs to stay informed about industry and regulatory developments. The Trust has no pension or retirement plan.
The table shows the estimated compensation to be paid to Trustees for the fiscal year ended [ ] by the Fund Complex.*

	Compensation	Compensation Deferred	Total Compensation from the Fund Complex Paid to Trustee
Independent Trustees
Emeka O. Oguh	$285,000	$0	$285,000
Daniel Dorn	$285,000	$0	$285,000
Michael S. Pagano**	$290,000	$0	$290,000
Interested Trustee
Wesley R. Gray***	$0	$0	$0
* The Adviser, and not the Fund, is responsible for compensating the Trustees.
** Dr. Pagano receives additional compensation in his role as Audit Committee Chair.
*** Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.
Equity Ownership of Trustees
The following table sets forth the name and dollar range of equity securities of the Fund owned by Trustees as of December 31, 2025.

Dollar Range of Equity Securities Owned
	New Lantern Risk Managed Equity ETF	Aggregate Dollar Range of Shares (All Funds in the Complex)
Independent Trustees
Emeka O. Oguh	None	$50,001-$100,000
Daniel Dorn	None	Over $100,000
Michael S. Pagano	None	Over $100,000
Interested Trustee
Wesley R. Gray	None	Over $100,000
As of the date of this SAI, the Fund had not commenced operations. Therefore, none of the Independent Trustees or their immediate family members beneficially owned any securities in the Fund. Further, as of the date of this SAI, none of the Independent Trustees or their immediate family members beneficially owned any securities in any investment adviser, investment sub-adviser, or principal underwriter of the Trust, or in any person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser, investment sub-adviser, or principal underwriter of the Trust.

Codes of Ethics
The Board, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. In addition, the Adviser and each Sub-Adviser has adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics (each a “Code of Ethics” and together the “Codes of Ethics”) apply to the personal investing activities of trustees, directors, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in private placements and are prohibited from investing in initial public offerings (“IPOs”). Copies of the Codes of Ethics are on file with the SEC, and are available to the public.
Under the Adviser’s Code of Ethics, the personnel of the Adviser are permitted to invest in the same securities as held by the Fund. However, the trading of such investments is subject to blackout periods. While the Codes of Ethics are reasonably designed to prevent conflicts arising from personal securities transactions by access persons there can be no assurance that these policies and procedures will be effective.
[Under its Code of Ethics, the personnel of New Lantern are permitted to invest in the same securities as held by the Fund. However, the trading of such investments is subject to blackout periods. While the Code of Ethics is reasonably designed to prevent conflicts arising from personal securities transactions by access persons there can be no assurance that these policies and procedures will be effective.]
Under its Code of Ethics, the personnel of Arin are permitted to invest in the same securities as held by the Fund, subject to certain restrictions and pre-approval requirements. In addition, Arin’s Code of Ethics requires that portfolio managers and other investment personnel of Arin report their personal securities transactions and holdings, which are reviewed for compliance with the Arin Code of Ethics. While the Code of Ethics is reasonably designed to prevent conflicts arising from personal securities transactions by access persons there can be no assurance that these policies and procedures will be effective.
Proxy Voting
The Board has delegated authority for making voting decisions with respect to the portfolio securities of the Fund(s) to the Adviser, subject to the Board of Trustees’ continuing oversight. Under this authority, the Adviser is required by the Board to vote proxies related to portfolio securities in the best interests of the Fund and its shareholders. The Adviser has determined, generally, to vote such proxies in accordance with the Broadridge Shareholder Value Model Guidelines (“Broadridge Guidelines”), which are included in Appendix A to this SAI. As such, proxies of the Fund(s) will be voted by the Adviser in accordance with the Broadridge Guidelines unless the Adviser determines otherwise. The Adviser will identify any conflicts that exist between its interests and the Fund(s) by reviewing its relationship with the issuer of each security to determine if the Adviser or any of its employees has any financial, business or personal relationship with the issuer.
If a material conflict of interest exists, the Adviser will determine whether it is appropriate to disclose the conflict to the applicable Fund, to give such Fund an opportunity to vote the proxies itself, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third-party voting recommendation.
The Trust will annually disclose its complete proxy voting record for the year ended June 30 on Form N-PX. The Trust’s most recent Form N-PX, when available, will be available without charge, upon request, by calling (215) 330-4476. The Trust’s Form N-PX will also be available on the SEC’s website at www.sec.gov and on the Fund’s website at [URL].
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
The Adviser owns all the initial Shares issued by the Fund prior to commencement of investment operations and the public launch of the Fund. The Fund had not commenced operations as of the date of this SAI.
Management ownership
The Fund had not commenced operations as of the date of this SAI.
INVESTMENT MANAGEMENT AND OTHER SERVICES
Investment Advisory Agreement
Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Advisory Agreement”), the Fund pays the Adviser a fee at an annualized rate, which is calculated daily and paid monthly, based on its average daily net assets, of [ ]%. The Adviser, in turn, compensates each Sub-Adviser from the management fee the Adviser receives. The Fund has not commenced operations prior to the date of this SAI and therefore, the Fund has not yet paid management fees to the Adviser.

The Adviser reviews and supervises the activities of New Lantern and Arin with respect to the Fund. Notwithstanding the delegation of discretionary security selection authority to New Lantern or the delegation of the selection of brokers and execution of Fund transactions by Arin, subject to the instructions of New Lantern, the Adviser retains primary responsibility with respect to all matters relating to the Fund. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is a limited liability company organized under the laws of Pennsylvania. The address of the Adviser is 3803 West Chester Pike, Suite 150, Newtown Square, PA 19073. The Adviser is wholly-owned by Alpha Architect, LLC. The Adviser was founded in October 2013 and provides investment advisory services to the Fund, other exchange-traded funds, and Alpha Architect, LLC, its parent company.
The following table summarizes the affiliated persons of the Fund who are also affiliated persons of the Adviser.

NAME	FUND AFFILIATION	ADVISER AFFILIATION
Wesley R. Gray, Ph.D.	Trustee, Chairman of the Board, and President	Executive Managing Member and Chief Executive Officer
Michael D. Barolsky	Vice President and Secretary	Chief Legal Officer
Joshua J. Hinderliter	Vice President	General Counsel
Sean R. Hegarty, CPA	Treasurer	Chief Operating Officer
Jessica D. Leighty	Chief Compliance Officer	Chief Compliance Officer
Elizabeth A. Winske	Assistant Treasurer	Senior Fund Operations Officer
Marie L. Lostocco	Assistant Treasurer	Senior Fund Operations Officer
Kyle Martinelli	Assistant Treasurer	Fund Operations Officer
Under the Advisory Agreement, the Adviser bears all of the costs of the Fund, except for the advisory fee, payments under the Fund’s Rule 12b-1 Distribution and Service Plan (the “Plan”), brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto).
The Advisory Agreement with respect to a Fund will remain in effect for an initial term of two years from its effective date and thereafter continue in effect for as long as its continuance is specifically approved at least annually, by (1) the vote of the Trustees or by a vote of a majority of the shareholders of such Fund, and (2) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or Interested Persons of any person thereto, cast in person (or virtually, if permitted) at a meeting called for the purpose of voting on such approval. The Advisory Agreement for each Fund provides that it may be terminated at any time, without the payment of any penalty, by the Board or, with respect to a Fund, by a majority of the outstanding shares of a Fund, on 60 days’ written notice to the Adviser, and by the Adviser upon 60 days’ written notice, and that it shall be automatically terminated if it is assigned.
Investment Sub-Adviser: Investment Research Partners, LLC d/b/a New Lantern Advisors
The Trust, on behalf of the Fund, and the Adviser have retained Investment Research Partners, LLC d/b/a New Lantern Advisors (“New Lantern”) to serve as a sub-adviser for the Fund. New Lantern is controlled by Martin A. Wildy and Geoffrey P. Caber, each by virtue of their ownership of more than 25% of the firm’s voting securities.
Subject to the supervision and oversight of the Adviser and the Board, and pursuant to a sub-advisory agreement between the Trust, Adviser and New Lantern (the “New Lantern Sub-Advisory Agreement”), New Lantern is responsible for selecting the investments for the Fund in accordance with the investment objective, policies and limitations of the Fund. New Lantern is not responsible for selecting broker-dealers or placing the Fund’s trades. Rather, New Lantern constructs the overall portfolio and provides trading instructions to Arin and, in turn, Arin is responsible for selecting broker-dealers and placing the Fund’s trades.
For the services it provides to the Fund, New Lantern is entitled to receive a sub-advisory fee, which is calculated daily and payable monthly, at an annual rate based on the Fund’s average daily net assets, of [ ]%. The payment of a sub-advisory fee by the Adviser to New Lantern is subject to the terms of the Fund sponsorship agreement described below.
The New Lantern Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and holders of a majority of the outstanding Shares, in compliance with the 1940 Act. The New Lantern Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the New Lantern Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or virtually if then-permitted) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The New Lantern Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by vote of a majority of the Board or, with respect to the Fund, by a majority of the outstanding Shares of the Fund, or by the Adviser, upon 60 days’ written notice to New Lantern, or by New Lantern on 60 days’ written notice to the Adviser and the Trust. The New Lantern Sub-Advisory Agreement provides that New Lantern shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, fraud, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The following table summarizes the affiliated persons of the Fund that are also affiliated persons of New Lantern.

NAME	AFFILIATION WITH FUND	AFFILIATION WITH NEW LANTERN
Michael Allison, CFA	Portfolio Manager	Strategist and Portfolio Manager
Investment Sub-Adviser: Arin Risk Advisors, LLC
The Trust, on behalf of the Fund, the Adviser and New Lantern have retained Arin Risk Advisors, LLC (“Arin”), 1100 East Hector Street, Suite 215, Conshohocken, Pennsylvania 19428-2980, to serve as a sub-adviser for the Fund. Arin is controlled indirectly by Joseph DeSipio and Lawrence Lempert, each by virtue of their ownership of more than 25% of the firm’s voting securities. Subject to the supervision and oversight of the Adviser and the Board, and pursuant to a sub-advisory agreement between the Trust, the Adviser, New Lantern, and Arin (the “Arin Sub-Advisory Agreement”), Arin has discretion to select the Fund’s options transactions and the broker-dealers to execute Fund transactions in accordance with the Fund’s objectives, policies, and restrictions and New Lantern’s instructions.
For the services it provides to the Fund, Arin is entitled to receive a sub-advisory fee, which is calculated daily and payable monthly, at an annual rate based on the Fund’s average daily net assets, subject to a minimum payment of $[ ] per annum, as follows: [ ]%.
The Arin Sub-Advisory Agreement was approved by the Trustees (including all the Independent Trustees) and holders of a majority of the outstanding Shares, in compliance with the 1940 Act. The Arin Sub-Advisory Agreement will continue in force for an initial period of two years. Thereafter, the Arin Sub-Advisory Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person (or virtually if then-permitted) at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Arin Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by vote of a majority of the Board or, with respect to the Fund, by a majority of the outstanding Shares of the Fund, or by the Adviser, upon 60 days’ written notice to Arin, or by Arin on 60 days’ written notice to the Adviser and the Trust. The Arin Sub-Advisory Agreement provides that Arin shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, fraud, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.
The following table summarizes the affiliated persons of the Fund that are also affiliated persons of Arin.

NAME	AFFILIATION WITH FUND	AFFILIATION WITH ARIN
Lawrence Lempert	Portfolio Manager	Trading Director
Sponsor
The Adviser has entered into a fund sponsorship agreement with New Lantern, under which New Lantern assumes the Adviser’s obligation to pay some of the Fund’s expenses, including New Lantern’s own sub-advisory fee. Although New Lantern has agreed to be responsible for paying some of the Fund’s expenses, the Adviser retains the ultimate obligation to the Fund to pay them. New Lantern will also provide marketing support for the Fund, including preparing marketing materials related to the Fund. For these services and payments, New Lantern is entitled to share in the potential profits generated by the management and operation of the Fund.
Custodian
U.S. Bank National Association (the “Custodian”), located at 1555 North Rivercenter Drive, Suite 302, Milwaukee, Wisconsin 53212, serves as the Custodian of the Fund’s assets. The Custodian has agreed to: (1) make receipts and disbursements of money on behalf of the Fund, (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments and (3) make periodic reports to the Fund concerning the Fund’s operations. The Custodian does not exercise any supervisory function over the purchase and sale of securities. As compensation for these services, the Custodian receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.

Administrator, Fund Accountant and Transfer Agent
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator” or “Transfer Agent”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as Administrator and Fund Accountant to the Fund. The Administrator provides the Fund with all required general administrative services, including, without limitation, clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and the preparation and filing of all reports, updates to registration statements, and all other materials required to be filed or furnished by the Fund under federal and state securities laws. As compensation for these services, the Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
U.S. Bancorp Fund Services, LLC also serves as the Transfer Agent of the Fund’s shares. The Transfer Agent has agreed to: (1) issue and redeem shares of the Fund in Creation Units, (2) make dividend and other distributions to shareholders of the Fund, (3) maintain shareholder accounts and (4) make periodic reports to the Fund. As compensation for these services, the Transfer Agent receives certain out-of-pocket costs and transaction fees which are accrued daily and paid monthly by the Adviser from its fees.
The Fund has not commenced operations as of the date of this SAI and therefore does not have any information regarding fees paid to the Administrator to report as of the date of this SAI.
Securities Lending Agent
U.S. Bank National Association is the Fund’s securities lending agent. As of the date of this SAI, the Fund had not commenced operations and therefore did not have any securities lending information to report.
PORTFOLIO MANAGERS
The following table shows the number of other accounts managed by the portfolio managers and the reporting information is provided as of [ ]:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Michael Allison
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
Lawrence Lempert
Registered Investment Companies	[ ]	$[ ]	[ ]	$[ ]
Other Pooled Investment Vehicles	[ ]	$[ ]	[ ]	$[ ]
Other Accounts	[ ]	$[ ]	[ ]	$[ ]
The following table provides the dollar range of equity securities beneficially owned by the portfolio manager in the Fund as of the date of this SAI.

Dollar Range of Equity Securities Owned
Michael Allison	$0
Lawrence Lempert	$0
The Fund had not commenced operation as of the date of this SAI.
Potential Conflicts of Interest
A portfolio manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his/her management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.

Sub-Advisers – Portfolio Manager
Each Sub-Adviser has established policies and procedures reasonably designed to ensure that the purchase and sale of securities among all accounts managed by each Sub-Adviser are fairly and equitably allocated. There can be no assurance that these policies and procedures will be effective.
Compensation
New Lantern – Portfolio Manager
[ ].
Arin - Portfolio Manager
The portfolio manager’s compensation varies with the general success of Arin as a firm. The portfolio manager’s compensation is variable in that it is based on net revenue after all firm expenses and profit sharing. The portfolio manager’s compensation is not directly linked to the Fund’s performance, although positive performance and growth in managed assets are factors that may contribute to Arin’s distributable profits and assets under management.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Brokerage Transactions
Arin will execute portfolio transactions for the Fund. Arin may not give consideration to sales of shares of the Fund as a factor in selecting broker-dealers to execute portfolio securities transactions. Arin may, however, place portfolio transactions with broker-dealers that promote or sell the Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts. In selecting brokers to be used in portfolio transactions, Arin seeks to obtain the best overall execution for each trade, which is a combination of price and execution. With respect to execution, Arin considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, Arin’s past experience with similar trades, and other factors that may be unique to a particular order. Recognizing the value of these discretionary factors, Arin may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.
The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when Arin, in its sole discretion, believes such practice to be otherwise in the Fund’s interest.
Aggregated Trades. While investment decisions for the Fund are made independently of Arin’s other client accounts, Arin’s other client accounts may invest in the same securities as the Fund. To the extent permitted by law, Arin may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which Arin believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.
Brokerage with Fund Affiliates
Although not expected, the Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, a Sub-Adviser, or the Distributor for a commission in conformity with the Investment Company Act, the 1934 Act and rules promulgated by the SEC. Under the Investment Company Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts that are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Board, including those who are not “interested persons” of the Fund, has adopted procedures for evaluating the reasonableness of commissions paid to affiliates and reviews these procedures periodically.

The Fund has not commenced operations as of the date of this SAI and therefore has not executed brokerage or other agency transactions through registered broker-dealer affiliates of the Fund, the Adviser, the Sub-Adviser, or the Distributor.
Securities of “Regular Broker-Dealers”
The Fund is required to identify any securities of its “regular brokers and dealers” (as such term is defined in the Investment Company Act) that the Fund may hold at the close of its most recent fiscal year. “Regular brokers and dealers” of the Trust are the ten brokers or dealers that, during the most recent fiscal year: (i) received the greatest dollar amounts of brokerage commissions from the Trust’s portfolio transactions; (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust; or (iii) sold the largest dollar amounts of the Trust’s shares.
The Fund has not commenced operations as of the date of this SAI and therefore does not hold any securities of “regular broker dealers.”
THE DISTRIBUTOR
PINE Distributors LLC (the “Distributor”), located at 501 S. Cherry Street, Suite 610, Denver, Colorado 80246, serves as the Distributor for the Funds.
Shares will be continuously offered for sale by the Trust through the Distributor only in Creation Units, as described below under “Transactions in Creation Units.” Shares in less than Creation Units are not distributed by the Distributor. The Distributor also acts as agent for the Trust. The Distributor will deliver a Prospectus to persons purchasing Shares in Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the 1934 Act and a member of FINRA. The Distributor has no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
The Board has adopted the Plan pursuant to Rule 12b-1 under the Investment Company Act. In accordance with its Plan, the Fund is authorized to pay an amount of 0.25% of its average daily net assets each year for certain distribution-related activities. The Plan was adopted in order to permit the implementation of the Fund’s method of distribution. No fees are currently paid by any Fund under the Plan. In the event such fees were to be charged, over time they would increase the cost of an investment in the Fund because they would be paid on an ongoing basis. If fees were charged under each Plan, the Trustees would receive and review at the end of each quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.
The Plan will remain in effect for a period of one year and is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees, and (2) by a vote of the majority of those Independent Trustees who have no direct or indirect financial interest in the Plan (the “Rule 12b-1 Trustees”), cast in person (or virtually, if permitted) at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amount of fees paid by the Fund unless such amendment is approved by an Investment Company Act majority vote of the outstanding shares and by the Fund Trustees in the manner described above. The Plan is terminable with respect to the Fund at any time by a vote of a majority of the Rule 12b-1 Trustees or by an Investment Company Act majority vote of the outstanding shares.
ACCOUNTING AND LEGAL SERVICE PROVIDERS
Independent Registered Public Accounting Firm
[ ], serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.
Legal Counsel
Practus, LLP, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, Kansas 66211, serves as legal counsel to the Trust.
ADDITIONAL INFORMATION CONCERNING SHARES
Organization and Description of Shares of Beneficial Interest
The Trust is a Delaware statutory trust and registered open-end investment company. The Trust was organized on October 11, 2013 and has authorized capital of an unlimited number of Shares of beneficial interest of no par value that may be issued in more than one class or series. Currently, the Trust consists of multiple series, including each Fund discussed in this SAI (“each Fund”). The Board may designate additional series and classify Shares of a particular series into one or more classes of that series.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders if the Investment Company Act does not require such a meeting, which it does not. Generally, there will not be annual meetings of Trust shareholders, but if requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of shareholders for the purpose of electing Trustees, provided that the Shareholders requesting such meeting shall have paid the Trust the reasonably estimated cost of preparing and mailing the notice thereof.
All Shares are freely transferable. Shares will not have preemptive rights or cumulative voting rights, and none of the Shares will have any preference to conversion, exchange, dividends, retirements, liquidation, redemption or any other feature. Shares have equal voting rights. The Trust’s Agreement and Declaration of Trust confers upon the Board the power to alter the number of Shares constituting a Creation Unit or to specify that Shares may be individually redeemable. The Trust reserves the right to adjust the stock prices of Shares to maintain convenient trading ranges for investors. Any such adjustments would be accomplished through stock splits or reverse stock splits that would have no effect on the NAV of each Fund.
The Trust’s Agreement and Declaration of Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust that are binding only on the assets and property of the Trust. The Agreement and Declaration of Trust provides for indemnification out of each Fund’s property for all loss and expense of such Fund’s shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the applicable Fund itself would not be able to meet the Trust’s obligations and this risk should be considered remote.
If the applicable Fund does not grow to a size to permit it to be economically viable, a Fund may cease operations. In such an event, shareholders may be required to liquidate or transfer their Shares at an inopportune time and shareholders may lose money on their investment.
Book Entry Only System
The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”
DTC acts as securities depository for Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.
DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, NYSE Amex Equities and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).
Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares held by each DTC Participant. The Trust shall inquire of each such DTC Participant, directly or through one or more intermediaries, as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Fund distributions shall be made to DTC or Cede & Co., as the registered holder of all Shares. DTC or Cede & Co., upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.
DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions, though there can be no guarantee that such services would be available at a comparable cost.
Transactions In Creation Units
Each Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. No Fund will issue fractional Creation Units, except in conjunction with a merger or reorganization or for the receipt of securities in-kind at the commencement of the Fund’s operations.
The Board may declare a split or a consolidation in the number of Shares outstanding of a Fund or the Trust and make a corresponding change in the number of Shares in a Creation Unit.
To purchase or redeem any Creation Units from a Fund, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be a member or participant of a clearing agency registered with the SEC and have a written agreement (a “Participant Agreement”) with the applicable Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units.
Transactions by an Authorized Participant that is a participant in the Continuous Net Settlement System (“Clearing Process”) of the NSCC using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a participant in DTC with access to the DTC system (“DTC Participant”) using the DTC system are referred to as transactions “outside the Clearing Process.”
Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors should be aware that their broker may not be an Authorized Participant and, therefore, may need to place any order to purchase or redeem Creation Units through another broker or person that is an Authorized Participant, which may result in additional charges. There are expected to be a limited number of Authorized Participants at any one time.
Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement. Market disruptions and telephone or other communication failures may impede the transmission of orders.
Purchasing Creation Units
Shares may be purchased only in Creation Units at their NAV next determined after receipt of a purchase request in proper form by the applicable Fund through the Distributor and only on a Business Day.
Fund Deposit. The consideration for a Creation Unit of a Fund is the “Fund Deposit”. The Fund Deposit will consist of the In-Kind Creation Basket and Cash Component (computed as described below), or an all cash payment (“Cash Value”), as determined by the Adviser to be in the best interest of the applicable Fund. The standard Fund Deposit with respect to each Fund can be found in the table at the end of this section (the “Order Information Table”).
The Cash Component will typically include an amount reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Creation Basket (“Balancing Amount”). If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Creation Basket, the purchaser pays the Balancing Amount to the applicable Fund. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Creation Basket, the Fund pays the Balancing Amount to the purchaser. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit.
The Transfer Agent, in a portfolio composition file sent via the NSCC, generally makes available on each Business Day, immediately prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), a list of the names and the required number of shares of each security (or contracts of each option) in the In-Kind Creation Basket to be included in the current Fund Deposit for the applicable Fund (based on information about such Fund’s portfolio at the end of the previous Business Day) (subject to amendment or correction). If applicable, the Transfer Agent, through the NSCC, also makes available on each Business Day the estimated Cash Component or Cash Value per Creation Unit based on the previous Business Day.
The announced Fund Deposit is applicable, subject to any adjustments as described below, for purchases of Creation Units of a Fund until such time as the next-announced Fund Deposit is made available. From day to day, the composition of the In-Kind Creation Basket may change as, among other things, corporate actions and investment decisions by the Adviser are implemented for the applicable Fund’s portfolio. All questions as to the composition of the In-Kind Creation Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by the applicable Fund, and such Fund’s determination shall be final and binding. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Deposit.
Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.
Cash in lieu. Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Component to replace any security in the In-Kind Creation Basket. Each Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Creation Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Creation Basket. Each Fund will comply with the federal securities laws in accepting securities in the In-Kind Creation Basket, including the securities in the In-Kind Creation Basket that are sold in transactions that would be exempt from registration under the 1933 Act.
In all cases, cash and securities should be transferred to the applicable Fund by the “Settlement Date,” which, unless extended as noted below, is generally the Business Day immediately following the Transmittal Date (as defined below). The Settlement Date may be extended if deemed to be in the best interests of the applicable Fund and its shareholders by the Adviser. Persons placing custom orders or orders involving Cash Value should be aware of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may delay the delivery of cash and securities by the Settlement Date.
Placement of Creation Orders. All purchase orders must be placed by or through an Authorized Participant. To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor. In-kind (portions of) purchase orders will be processed through the Clearing Process when it is available. The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC Participants that are also participants in the Clearing Process of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. Certain orders for a Fund may be made outside the Clearing Process. In-kind deposits of securities for such orders must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities) and/or through such other arrangements allowed by the Trust or its agents.
Orders Using the Clearing Process. In connection with creation orders made through the Clearing Process, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Fund Deposit to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Units through the Clearing Process is deemed received by the Distributor on the Business Day that the next NAV of the applicable Fund is calculated (the “Transmittal Date”) if (i) such order is received by the Distributor by the applicable cut-off time (see the Order Information Table below) and (ii) all other procedures set forth in the Participant Agreement are properly followed. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described below.
Orders Outside the Clearing Process. Fund Deposits made outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will instead be effected through a transfer of securities and cash directly through DTC. With respect to such orders, the Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of securities in the In-Kind Creation Basket (whether standard or custom) through DTC to the relevant Trust account by 11:00 a.m., Eastern time (the “DTC Cut-Off Time”) on the Business Day immediately following the Transmittal Date (unless extended as described herein). The amount of cash equal to the Cash Component, along with any cash in lieu and Transaction Fee (see Transaction Fees below and the Order Information Table below), must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal

Date (unless extended as described herein). The delivery of corporate securities through DTC must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein). The delivery of government securities through the Federal Reserve System must occur by 3:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein).
An order to create Creation Units outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor by the applicable cut-off time (see Purchase and Redemption Cut-Off Times below and the Order Information Table below) and (ii) all other procedures set forth in the Participant Agreement are properly followed. If the Custodian does not receive both the required In-Kind Creation Basket by the DTC Cut-Off Time (unless extended as described herein) and the Cash Component and applicable Transaction Fee by the appointed time, such order may be canceled. Upon written notice to the Distributor, a canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then-current In-Kind Creation Basket and Cash Component. Generally, the delivery of Creation Units so created will generally occur no later than the Business Day following the day on which the order is deemed received by the Distributor. The Settlement Date may be extended if deemed to be in the best interests of the applicable Fund and its shareholders by the Adviser. Authorized Participants that submit a canceled order will be liable to the applicable Fund for any losses resulting therefrom.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the applicable Fund to maintain an account into which an Authorized Participant may deliver the Fund Deposit (or cash in lieu), with adjustments determined by the applicable Fund, will then provide information of the order to such local sub-custodian(s). The Authorized Participant must also make available on or before the Settlement, by means satisfactory to the applicable Fund, immediately available or same day funds in U.S. dollars estimated by the applicable Fund to be sufficient to pay the Cash Component and Transaction Fee.
While, as stated above, Creation Units are generally delivered the Business Day following the day on which the order is deemed received by the Distributor, except the applicable Fund may settle Creation Unit transactions on a basis other than the one described above to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.
Acceptance of Orders for Creation Units. The Trust reserves the right to reject a creation order transmitted to it by the Distributor with respect to a Fund if: (i) the order is not in proper form; (ii) the securities delivered do not conform to the In-Kind Creation Basket for the relevant date; (iii) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (iv) in the event that circumstances that are outside the control of the Trust, Custodian, Distributor, and Adviser make it practically impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; fires, floods, or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its or the Trust’s rejection of the order. Each Fund, the Custodian, any sub-custodian, and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, and they shall not incur any liability for the failure to give any such notification.
Issuance of a Creation Unit. Once a Fund has accepted a creation order, upon next determination of the applicable Fund’s NAV, such Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Except as provided below, a Creation Unit will not be issued until the applicable Fund obtains good title to the In-Kind Creation Basket securities and the Cash Component, along with any cash in lieu and Transaction Fee.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
With respect to orders involving foreign securities, when the applicable local sub-custodian(s) has confirmed to the Custodian that the In-Kind Creation Basket (or cash in lieu) has been delivered to the applicable Fund’s account at the applicable sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and such Fund will issue and cause the delivery of the Creation Unit.
Creation Units may be created in advance of receipt by the Trust of all or a portion of the applicable In-Kind Creation Basket, provided the purchaser tenders an initial deposit consisting of any available securities in the In-Kind Creation Basket and cash equal to the sum of the Cash Component and at least 105% of the market value, as adjusted from time to time by the Adviser, of the In-Kind

Creation Basket securities not delivered (“Additional Cash Deposit”). Such initial deposit will have a value greater than the NAV of the Creation Unit on the date the order is placed.
To the extent securities in the In-Kind Creation Basket remain undelivered, pending delivery of such securities additional cash will be required to be deposited with the Trust as necessary to maintain an Additional Cash Deposit equal to at least 105% (as adjusted by the Adviser) of the daily marked-to-market value of the missing securities. To the extent that either (i) such securities are still not received by 1:00 p.m., Eastern time, on the second Business Day following the day on which the purchase order is deemed received by the Distributor or (ii) a marked-to-market payment is not made within one Business Day following notification to the purchaser and/or Authorized Participant that such a payment is required, the Trust may use the cash on deposit to purchase the missing securities, and the Authorized Participant effectuating such transaction will be liable to the applicable Fund for any costs incurred therein or losses resulting therefrom, including any Transaction Fee, any amount by which the actual purchase price of the missing securities exceeds the Additional Cash Deposit or the market value of such securities on the day the purchase order was deemed received by the Distributor, as well as brokerage and related transaction costs. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing securities have been received by the Trust.
Cash Purchase Method. When cash purchases of Creation Units are available or specified for a Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Fund Deposit. In addition, cash purchases may be subject to Transaction Fees as described below. A cash purchase may cause a Fund to incur certain costs that it would not have had the purchase been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by such Fund. To the extent that these costs are not offset by the Transaction Fees, the applicable Fund’s NAV will be negatively impacted.
Redeeming Creation Units
Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each Fund through the Distributor and only on a Business Day.
Fund Redemptions. The redemption proceeds for a Creation Unit will consist of the In-Kind Redemption Basket and a Cash Redemption Amount (computed as described below), or the Cash Value, in all instances equal to the value of a Creation Unit.
There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.
The Cash Redemption Amount will typically include a Balancing Amount, reflecting the difference, if any, between the NAV of a Creation Unit and the market value of the securities in the In-Kind Redemption Basket. If the NAV per Creation Unit exceeds the market value of the securities in the In-Kind Redemption Basket, each Fund pays the Balancing Amount to the redeeming investor. By contrast, if the NAV per Creation Unit is less than the market value of the securities in the In-Kind Redemption Basket, the redeeming investor pays the Balancing Amount to each Fund.
The composition of the In-Kind Creation Basket will normally be the same as the composition of the In-Kind Redemption Basket. Otherwise, the In-Kind Redemption Basket will be made available by the Adviser or Transfer Agent. Each Fund reserves the right to accept a nonconforming (i.e., custom) Fund Redemption.
In lieu of an In-Kind Redemption Basket and Cash Redemption Amount, Creation Units may be redeemed consisting solely for the Cash Value if permitted or required by each Fund in its sole discretion. Such redemptions for each Fund may be subject to a variable charge, as explained below. If applicable, information about the Cash Value will be made available by the Adviser or Transfer Agent.
From day to day, the composition of the In-Kind Redemption Basket may change as, among other things, corporate actions are implemented for each Fund’s portfolio. All questions as to the composition of the In-Kind Redemption Basket and the validity, form, eligibility, and acceptance for deposit of any securities shall be determined by each Fund, and each Fund’s determination shall be final and binding.
The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of each Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.
Cash in lieu. Each Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash in lieu”) to be added to the Cash Redemption Amount to replace any security in the In-Kind Redemption Basket. Each Fund may permit or require cash in lieu when, for example, the securities in the In-Kind Redemption Basket may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, each Fund may permit or require cash in lieu when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more securities in the In-Kind Redemption Basket. Each Fund will comply with the federal securities laws in satisfying redemptions with the applicable In-Kind Redemption Basket, including the securities in the In-Kind Redemption Basket that are sold in transactions that would be exempt from registration under the 1933 Act.
Placement of Redemption Orders. Redemptions must be placed to the Transfer Agent through the Distributor. In addition, redemption orders must be processed either through the DTC process or the Clearing Process. To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption order to the Distributor.
An Authorized Participant submitting a redemption order is deemed to represent to each Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares in the Creation Unit to be redeemed have not been borrowed, loaned, or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement, or such other arrangement which would preclude the delivery of such Shares to the applicable Fund. Each Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the applicable Fund. If the Authorized Participant, upon receipt of a verification report, does not provide sufficient verification of the requested representations, the redemption order will not be considered to be in proper form and may be rejected by the applicable Fund.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Units through the Clearing Process are deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than the Standard Cut-Off Time, and (ii) all other procedures set forth in the Participant Agreement are properly followed. Orders deemed received will be effectuated based on the NAV of each Fund as next determined. An order to redeem Creation Units using the Clearing Process made in proper form but received by the Trust after the Standard Cut-Off Time will be deemed received on the Transmittal Date and will be effected at the NAV determined on such Transmittal Date. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the applicable Fund, together with such additional information as may be required by the Distributor. Cash Redemption Amounts will be delivered using either the Clearing Process or the Federal Reserve System. The applicable In-Kind Redemption Basket and the Cash Redemption Amount will be transferred to the investor by the second NSCC business day following the date on which such request for redemption is deemed received.
Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Units outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC. Such orders are deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than the Standard Cut-Off Time; (ii) such order is accompanied or followed by the delivery of both (a) the Creation Unit(s), which delivery must be made through DTC to the Custodian no later than the DTC Cut-Off Time on the Business Day immediately following the Transmittal Date (unless extended as described herein) and (b) the Cash Redemption Amount by 12:00 p.m., Eastern time, on the Business Day immediately following the Transmittal Date (unless extended as described herein); and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed such an order received, the Trust will initiate procedures to transfer, and expect to deliver, the requisite In-Kind Redemption Basket and/or any Cash Redemption Amount owed to the redeeming party by the second Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust.
Orders involving foreign securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption order, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to each Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf it is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the securities are customarily traded and to which such securities (and any cash in lieu) can be delivered from the applicable Fund’s accounts at the applicable local sub-custodian(s).
The calculation of the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant or an Authorized Participant with the ability to transact through the Federal Reserve System, as applicable, not later than Standard Cut-Off Time on the Transmittal Date, and the requisite number of Shares of the applicable Fund are delivered to the Custodian prior to the DTC Cut-Off Time, then the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either: (i) the requisite number of Shares of the applicable Fund are not delivered by the DTC Cut-Off Time, as described below, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the In-Kind Redemption Basket and the Cash Redemption Amount to be delivered/received will be computed on the Transmittal Date provided that the Shares of the applicable Fund are delivered through DTC to the Custodian by 11:00 a.m., Eastern time, the following Business Day pursuant to a properly submitted redemption order.
If it is not possible to effect deliveries of the securities in the In-Kind Redemption Basket, the Trust may in its discretion exercise its option to redeem Shares in cash, and the redeeming beneficial owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the applicable Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares of the applicable Fund next determined after the redemption request is received in proper form (minus a Transaction Fee, including a variable charge, if applicable, as described below).
The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the In-Kind Redemption Basket, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for the In-Kind Redemption Basket will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific securities in the In-Kind Redemption Basket upon redemptions or could not do so without first registering the securities in the In-Kind Redemption Basket under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the In-Kind Redemption Basket applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.
Delivery of Redemption Basket. Once the applicable Fund has accepted a redemption order, upon next determination of that Fund’s NAV, that Fund will confirm the issuance of an In-Kind Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash in lieu and Transaction Fee, if applicable. A Creation Unit tendered for redemption and the payment of the Cash Redemption Amount, any cash in lieu and Transaction Fee, if applicable, will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.
Cash Redemption Method. When cash redemptions of Creation Units are available or specified for the applicable Fund, at that Fund’s sole discretion, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the In-Kind Redemption Basket minus any Transaction Fees, if applicable. Cash redemptions may cause the applicable Fund to incur certain costs that it would not have had had the redemption been in-kind. These costs may include brokerage costs, execution, price movement and other costs and expenses related to the execution of trades by the applicable Fund, including taxable gains or losses it might not have incurred if the redemption had been in-kind. To the extent that these costs are not offset by the Transaction Fees, the applicable Fund’s NAV will be negatively impacted.
Purchase and Redemption Cut-Off Times
All orders and redemptions involving cash in lieu are considered to be “custom.” All other orders and redemptions are considered “standard.” Order cut-off times for standard and custom orders are as shown in the Order Information Table below. On days when the Exchange or bond markets close earlier than normal (such as the day before a holiday), the Order Cut-Off Time (whether standard or custom) is expected to be similarly earlier than normal.
If indicated in the Order Information Table below, orders to purchase Shares directly from the indicated Fund(s) on the next Business Day must be submitted as a “Future Dated Trade” for one or more Creation Units between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the prior Business Day and in the manner set forth in the Participant Agreement and/or applicable order form. Such order window is referred to as a “T-1” order window. For such Future Dated Trades, the Transmittal Date will be the Business Day following the date that the order is submitted. For example, to place an order for such a Fund to receive the NAV of the Fund calculated on a Wednesday, the order would need to be submitted as a Future Dated Trade between 4:30 p.m. Eastern time and 5:30 p.m. Eastern time on the preceding Tuesday.

Transaction Fees
Authorized Participants may be required to pay a Transaction Fee as set forth in the Order Information Table below to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions.
The Standard Transaction Fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the applicable Fund effected through the Clearing Process on any Business Day, regardless of the number of Creation Units purchased or redeemed that day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). A Transaction Fee of up to four times the standard fee may apply to creation and redemption transactions that occur outside the Clearing Process. As shown in the Order Information Table below, certain Fund Deposits consisting of cash-in-lieu or Cash Value may be subject to a variable charge, which is payable to the applicable Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fee. The Standard Transaction Fee may be waived on certain orders if the Trust’s custodian has determined to waive the Transaction Fees associated with the order or another party, such as the Adviser, has agreed to pay such fee. The Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders, e.g., for cash creation orders that facilitate the rebalance of the applicable Fund’s portfolio in a more tax efficient manner than could be achieved without such order.
The Fund may adjust the Transaction Fee from time to time. The Standard Transaction Fee is based, in part, on the number of holdings in the applicable Fund’s portfolio and may be adjusted periodically if the number of holdings change. Investors will also be responsible for the costs associated with transferring the securities in the In-Kind Creation (and Redemption) Baskets to (and from) the account of the Trust. Further, investors who, directly or indirectly, use the services of a broker or other intermediary to compose a Creation Unit in addition to an Authorized Participant to effect a transaction in Creation Units may be charged an additional fee by such intermediary for such services.
Order Information Table

Fund	Ticker	Standard Order Cut-Off Time	Custom Order Cut-Off Time	Standard Transaction Fee	Standard Fund Deposit
New Lantern Risk Managed Equity ETF	NLRM	3:00 p.m. ET	3:00 p.m. ET	$300	Cash
DETERMINATION OF NET ASSET VALUE
The NAV of Shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern time.
The Fund calculates its NAV per Share by:
•Taking the current market value of its total assets,
•Subtracting any liabilities, and
•Dividing that amount by the total number of Shares owned by shareholders.
If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.
Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents using current exchange rates deemed appropriate for the Fund, which approximates fair value.
Exchange-traded options (other than FLEX Options) are valued at the mean of the last quoted bid and ask prices at 4:00 p.m. eastern time as provided by a third-party pricing service from the primary exchange or the board of trade on which such options are traded. Exchange-traded options will be valued on the basis of prices provided by pricing services when such prices are reasonably believed to reflect the market value of such options and may include the use of composite or National Best Bid and Offer (“NBBO”) pricing information provided by the pricing services.

FLEX Options and “European Style” options (options that cannot be exercised prior to the expiration date) that are listed on an exchange (e.g., Cboe) will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when a FLEX Option has a same-day market trading price at the official close of that exchange’s trading day, 1) this same-day market trading price will be used for the FLEX Option value instead of the exchange’s model-based price and 2) the implied interest rate for such same-day market traded FLEX options shall be utilized in all model-based prices which share the same expiration date when available.
An option may be fair valued when: (i) the option does not trade on the valuation date and a reliable last quoted bid and ask price at the valuation time are not readily available or (ii) the Fund’s Adviser and/or Sub-advisers or Fund management does not believe the price provided by the pricing services reflects the market value of such option.
If a market price is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge from the Shares’ market price and from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
Subject to its oversight, the Board has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to the Adviser, pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports.
Repurchase agreements are generally valued at par. Pricing services will be used to determine the value of a fixed income investment. In certain circumstances, short-term instruments may be valued on the basis of amortized cost.
Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus.
TAXES
The following is a summary of certain additional material tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
This “Taxes” section is based on the Code and applicable U.S. Treasury Regulations in effect on the date of this SAI. Future legislative, regulatory, or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust (“REIT”), insurance company, regulated investment company (“RIC”), individual retirement account (“IRA”), other tax-exempt entity, dealer in securities, or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax. Unless otherwise noted, this discussion assumes Shares are held by U.S. shareholders and that such Shares are held as capital assets.
A U.S. shareholder is a beneficial owner of Shares of the Fund that is for U.S. federal income tax purposes:
•a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
•a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;
•an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or

•a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions or the trust has a valid election in effect under applicable U.S. Treasury Regulations to be treated as a U.S. person.
A “Non-U.S. investor” is a beneficial owner of Shares of the Fund that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any entity treated as a partnership for U.S. federal income tax purposes) holds Shares, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A partner of a partnership holding the Shares should consult its own tax advisor with respect to the purchase, ownership and disposition of Shares by the partnership.
The description below is for general information only and is not tax advice. All investors should consult their own tax advisors as to the U.S. federal, state, local and foreign tax provisions applicable to them.
Taxation of the Fund
The Fund is treated as a separate corporation for U.S. federal income tax purposes. Losses in the Fund do not offset gains in another fund in the Fund Complex and the requirements (other than certain organizational requirements) for qualifying for RIC status as described below are determined at the Fund level rather than the Trust level.
The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a RIC under Subchapter M of the Code. If the Fund so qualifies, the Fund will not be subject to U.S. federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
To qualify for treatment as a RIC, the Fund must satisfy the following requirements:
•Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).
•Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”). See “Tax Treatment of Portfolio Transactions – Investments in Partnerships and QPTPs” below.
•Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (i) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other RICs, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (ii) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other RICs) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.
If the Fund fails this Income Requirement, as long as such failure was due to reasonable cause and not willful neglect, it is subject to a penalty for non-compliance, which is generally the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.
Similarly, if the Fund fails the Asset Diversification Test and the failure is not de minimis, the Fund can cure failure if: (i) it files with the U.S. Treasury Department a description of each asset that caused it to fail the Asset Diversification Test; (ii) the failure is due to reasonable cause and not willful neglect; and (iii) the failure is cured within six months (or such other period specified by the U.S. Treasury Department). In such cases, a tax is imposed on the Fund equal to the greater of: (i) $50,000 or (ii) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of Asset Diversification Test failure by the assets that caused the Fund to fail the Asset Diversification Test.
In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Portfolio Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.
The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. Certain aspects of equalization accounting are uncertain under current law. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for U.S. federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a RIC the effect of which is described in the following paragraph.
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) would be subject to U.S. federal income tax at regular corporate rates, regardless of whether such income was distributed. Distributions to the Fund’s shareholders of such income and gain would not be deductible by the Fund in computing its taxable income. In such event, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends-received deduction available to corporate U.S. shareholders, and non-corporate U.S. shareholders would generally be able to treat such distributions as qualified dividend income eligible for preferential rates of U.S. federal income taxation, if holding period and other requirements are satisfied. Distributions in excess of the Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of a shareholder’s tax basis in its Shares, and any remaining distributions would be treated as capital gain. Failure to qualify as a RIC would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a RIC in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such a course of action to be beneficial to shareholders.
To qualify as a RIC in a subsequent taxable year, the Fund would be required to satisfy the Income Requirement, the Asset Diversification Test, and the Distribution Requirement for that year and dispose of any earnings and profits from any year in which the Fund failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Fund would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Fund failed to qualify for tax treatment as a RIC that are recognized within the subsequent five years, unless the Fund made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.
Portfolio Turnover. For investors that hold their Shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions – Distributions of Capital Gain” below. For Non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors – Capital Gain Dividends” and “Short-Term Capital Gain Dividends and Interest Related Dividends” below.
Capital Loss Carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.
Deferral of Late Year Losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions – Distributions of Capital Gain” below). A “qualified late year loss” includes:
(1)any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
(2)the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.
The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.
Undistributed Capital Gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest U.S. federal corporate tax rate (currently 21%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its Shares by an amount equal to the deemed distribution less the tax credit.
U.S. Federal Excise Tax. To avoid a 4% non-deductible U.S. federal excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” which would be properly taken into account for the portion of the calendar year after October 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for U.S. federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay the U.S. federal excise tax.
Foreign Income Tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.
Purchase of Shares. As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers acting in concert with each other) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to section 351 of the Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

Taxation of Fund Distributions
This section applies to U.S. shareholders.
The Fund anticipates distributing all or substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional Shares of the Fund (or of another fund). The Fund will send you information annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.
Distributions of Net Investment Income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of the Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “– Qualified Dividend Income for Individuals” and “– Dividends-Received Deduction for Corporations.”
Distributions of Capital Gain. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate U.S. federal excise or income taxes on the Fund.
Returns of Capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its Shares; any excess will be treated as gain from the sale of its Shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in its Shares (but not below zero) and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Portfolio Transactions – Investments in U.S. REITs” below).
Qualified Dividend Income for Individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
Dividends-Received Deduction for Corporations. For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your Shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Realized but Undistributed Income and Gains, and Net Unrealized Appreciation of Portfolio Securities. At the time of your purchase of Shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.
Pass-Through of Foreign Tax Credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. A “qualified fund of funds” is a RIC that has at least 50% of the value of its total assets invested in other RICs at the end of each quarter of the taxable year. If the Fund satisfies this alternative qualification threshold, it should also be eligible to make this election. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. See, “Tax Treatment of Portfolio Transactions – Securities Lending” below.
U.S. Government Securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.
Dividends Declared in December and Paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
Medicare Tax. A 3.8% U.S. federal Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (i) the shareholder’s net investment income or (ii) the amount by which the shareholder’s modified adjusted gross income exceeds certain thresholds based on filing status. This Medicare tax, if applicable, is reported by you on, and paid with, your U.S. federal income tax return.
Alternative Minimum Tax. As a RIC, the Fund will be subject to the alternative minimum tax (“AMT”), but any items that are treated differently for AMT purposes must be apportioned between the Fund and the shareholders and this may affect U.S. shareholders’ AMT liabilities. The Fund intends in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income, determined without regard to the dividends paid deduction.
Tax-Exempt Shareholders. A tax-exempt U.S. shareholder could recognize unrelated business taxable income (“UBTI”) by virtue of its investment in the Fund if Shares constitute debt-financed property in the hands of the tax-exempt U.S. shareholder. Furthermore, a tax-exempt U.S. shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPs”) if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).
In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in RICs that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. A CRT that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Fund that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a Share that recognize “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest U.S. federal corporate income tax rate. The extent to which this IRS guidance remains applicable is unclear. To the extent permitted under the 1940 Act, the Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Fund has not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their own tax advisor concerning the consequences of investing in the Fund.
Sales and Redemption of Shares
This section applies to U.S. shareholders.
Sales and redemptions (including redemptions in kind) of Shares are taxable transactions for U.S. federal and state income tax purposes. If you redeem your Shares, the IRS requires you to report any gain or loss on your redemption. If you held your Shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your Shares. Any redemption fees you incur on Shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.
Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges equity securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time of purchase and the exchanger’s aggregate basis in the securities surrendered and any cash paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and any cash received. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might not be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.
If the Fund redeems Creation Units in cash, it may recognize more capital gains than it would had it redeemed Creation Units in-kind.
Tax Basis Information. The Fund is required to provide shareholders with cost basis information on the redemption of any of the shareholder’s Shares in the Fund, subject to certain exceptions for exempt recipients. If you hold your Shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.
The Fund has selected the highest cost method to calculate cost basis information. Highest cost is a tax lot identification method that selects the Shares with the highest price for sale. It is specifically designed to limit gains. Under the highest cost method, the shareholder’s tax lot with the highest cost basis is sold first so as to minimize gains or maximize losses, depending on market movement since the purchase date.
The highest cost method does not consider the length of time you held your Shares. If your Shares consist of several tax lots and they consist of both long- and short-term holdings, highest cost may deliver the lowest gains but not the lowest tax rate, due to the difference between short- and long-term capital gains tax rates.
When selling at a loss, highest cost also fails to distinguish between two positions that may be similar in cost where one is a long-term holding and the other is a short-term holding. You may want to consult a tax advisor as to whether or not the use of the short-term holding is better for your particular situation. Should the market price of the security rise over time, holding the long-term tax lot will mean you will be taxed at long-term capital gains rates, should you sell those securities for a profit. Highest cost is generally an attractive methodology for short-term holdings, except when the market has risen dramatically.
Wash Sales. All or a portion of any loss that you realize on a redemption of your Shares will be disallowed to the extent that you buy other Shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your Share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares.
Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of Shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those Shares.

Reportable Transactions. Under U.S. Treasury Regulations, if a shareholder recognizes a loss with respect to the Fund’s Shares of certain threshold amounts, the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these Treasury Regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their own tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their own tax advisors to determine the suitability of Shares as an investment through such plans, and the precise effect of an investment on their particular tax situation.
If you invest in the Fund through an IRA or other retirement plan, you should consult with your own tax advisor on the applicable rules for such IRA or retirement plan with respect to plan qualification requirements, limits on contributions and distributions, and required distributions from IRAs and retirement plans. As an example, there could be tax penalties on distributions from an IRA or retirement plan prior to age 59-1/2. Certain minimum distribution requirements may also apply to IRAs or retirement plans. Failure to follow these requirements and other applicable requirements may result in significant additional taxes and penalties. It is your responsibility to ensure that you comply with these and other requirements.
Tax Treatment of Portfolio Transactions
Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Investment Objective, Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
In General. In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization, of certain gains or losses.
Certain Fixed Income Investments. Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero-coupon security or payment-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, the Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Shares.
Higher-Risk Securities. To the extent such investments are permissible for the Fund, the Fund may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Fund should recognize market discount on a debt obligation, and if so, what amount of market discount the Fund should recognize. These and other related issues will be addressed by the Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a RIC and does not become subject to U.S. federal income or excise tax.
Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Fund may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.
Interest paid on debt obligations owned by the Fund, if any, that are considered for U.S. federal income tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Foreign Currency Transactions. The Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease the Fund’s ordinary income distributions to you and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, the Fund may make an election to treat such gain or loss as capital.
PFIC Investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. The designation of a foreign security as a PFIC security will cause its income dividends to not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election. If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such Shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
Investments in Partnerships and QPTPs. For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a qualified publicly traded partnership (“QPTP”) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. While the rules are not entirely clear with respect to the Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (i) the interests in which are traded on an established securities market, (ii) that is treated as a partnership for U.S. federal income tax purposes, and (iii) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income, but the Fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a RIC. Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to the Fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.
Securities Lending. While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For U.S. federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for qualified dividend income nor the dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.
Investments in Convertible Securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the security. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.
Investments in ETFs. To the extent the Fund invests in ETFs, the Fund generally intends to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Fund receives from such ETFs should be qualifying income for purposes of the Fund satisfying the “Income Requirement” (as defined above under the heading “Taxes”). However, the Fund may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the Income Requirement. The Fund anticipates monitoring its investments in such ETFs so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to the rules described above.
Investments in Securities of Uncertain Tax Character. The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to RICs under the Code.
Options, Futures and Forward Contracts, Straddles, and Swap Agreements. Some of the options, futures contracts, forward contracts, and swap agreements used by the Fund may be considered “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% U.S. federal excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.
Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the amount, timing and character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the Fund’s taxable income for the taxable year in which such losses are realized. Because only a few U.S. Treasury Regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, and swap agreements to the Fund are not entirely clear. The transactions may increase the amount of short-term capital gain realized by the Fund which generally would be taxed as ordinary income when distributed to shareholders.
The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.
The key features of the straddle rules are as follows:
•The Fund may have to wait to deduct any losses. If the Fund has a capital gain in one position of a straddle and a capital loss in the other, the Fund may not recognize the loss for U.S. federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.
•The Fund’s capital gain holding period may get clipped. The moment the Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If the Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.
•Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.
•The Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible but must be capitalized (added to cost basis).
Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which generally will be taxed to shareholders either as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not engage in such hedging transactions.
Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner they deem to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a RIC might be affected. The Trust intends to monitor developments in this area.
Certain requirements that must be met under the Code in order for the Fund to qualify as a RIC, including the Income Requirement and Asset Diversification Test applicable to the Fund’s assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, and swap agreements.
In addition, the use of swaps or other derivatives could adversely affect the character (capital gain vs. ordinary income) of the income recognized by the Fund for U.S. federal income tax purposes, as well as the amount and timing of such recognition, as compared to a direct investment in underlying securities, and could result in the Fund’s recognition of income prior to the receipt of any corresponding cash. As a result of the use of swaps and derivatives, a larger portion of the Fund’s distributions may be treated as ordinary income than would have been the case if the Fund did not enter into such swaps or derivatives. The tax treatment of swap agreements and other derivatives may also be affected by future legislation or U.S. Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions made by the Fund.
Short Sales. The Fund may engage in short sales of securities. In general, gain or loss on a short sale is recognized when the Fund closes the short sale by delivering the borrowed securities to the lender, not when the borrowed securities are sold. Short sales may increase the amount of short-term capital gain realized by the Fund, which generally would be taxed as ordinary income when distributed to shareholders. In addition, these rules may terminate the holding period of “substantially identical property” held by these Funds. Moreover, a loss recognized by the Fund on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. The Fund generally will not be permitted to deduct payments made to reimburse a lender of securities for dividends paid on borrowed securities if the short sale is closed on or before the 45th day after the Fund enters into the short sale. Short sales also may be subject to the “Constructive Sales” rules, discussed below.
Constructive Sales. Certain rules may affect the timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be subject to tax on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.
Investments in REITs and REMICs. The Fund may invest in REITs. Such investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for U.S. federal income tax purposes. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income.
As discussed above, the Fund or some of the REITs in which the Fund may invest may be permitted to hold senior or residual interests in REMICs or debt or equity interests in TMPs. Generally, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. Excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual or TMP interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute UBTI to entities (including a qualified pension plan, an IRA, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. investor, will not qualify for any reduction in U.S. federal withholding tax.
If at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a RIC earning excess inclusion income, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest U.S. corporate federal income tax rate. It is not expected that a substantial portion of the Fund’s assets will be residual interests in REMICs. Additionally, the Fund does not intend to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.

Investments in Commodities. The Fund may invest in physical commodities, exchange-traded commodities (“ETCs”), ETFs that are not taxable as RICs under the Code that in turn invest in commodities, or other direct or indirect exposure to commodities. The income the Fund receives from such commodity-related investments will generally not be qualifying income for purposes of the Fund satisfying the Income Requirement (as defined above under the heading “Taxes”). The Fund anticipates monitoring such commodity-related investments so as to keep the Fund’s non-qualifying income within acceptable limits of the Income Requirement. However, it is possible that such non-qualifying income will be more than anticipated which could cause the Fund to inadvertently fail the Income Requirement thereby causing the Fund to fail to qualify as a RIC. In such a case, the Fund would be subject to the rules described above.
Commodity-Linked Derivatives Tax Risk. The tax treatment of commodity-linked derivative instruments is currently uncertain and may be adversely affected by changes in legislation, regulations, or other legally binding authority. As a RIC, the Fund must satisfy the Income Requirement. On May 1, 2017, the IRS published a series of revocations of private letter rulings that had been issued to RICs. In each of the revocations, at least one of the rulings requested in the original private letter ruling was that the income from a commodity-linked note was qualified income for the purposes of the Income Requirement. Although the original rulings were favorable, the IRS indicated in the revocations that the rulings were not in accord with the current views of the IRS. If, as a result of any adverse future legislation, Treasury Regulations, and/or guidance issued by the IRS, the income of the Fund from certain commodity-linked derivatives were treated as non-qualifying income, the Fund may fail to qualify as RIC and/or be subject to U.S. federal income tax at the Fund level. The uncertainty surrounding the treatment of certain derivative instruments under the qualification tests for a RIC may limit the Fund’s use of such derivative instruments.
Backup Withholding
By law, the Fund may be required to backup withhold a portion of your taxable dividends and sales proceeds unless you:
•provide your correct social security or taxpayer identification number,
•certify that this number is correct,
•certify that you are not subject to backup withholding, and
•certify that you are a U.S. person (including a U.S. resident alien).
The Fund also must backup withhold if the IRS instructs it to do so. When backup withholding is required, the amount will be 24% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.
Non-U.S. Investors
This section applies to Non-U.S. investors.
Non-U.S. investors may be subject to U.S. federal withholding and estate tax and are subject to special U.S. federal tax certification requirements. Non-U.S. investors should consult their own tax advisors about the applicability of U.S. federal tax withholding and the use of the appropriate forms to certify their status.
In General. The United States imposes a flat 30% federal withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. federal withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Shares, will be subject to U.S. federal backup withholding at a rate of 24% if you fail to properly certify that you are not a U.S. person.
Capital Gain Dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax.
Short-Term Capital Gain Dividends and Interest-Related Dividends. Short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), generally are not subject to U.S. federal withholding tax. Similarly, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources generally are not subject to U.S. federal withholding tax. “Qualified interest income” includes, in general, U.S. source (i) bank deposit interest, (ii) short-term original discount, (iii) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (iv) any interest-related dividend from another RIC. The Fund reserves the right to not report amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of short-term capital gain dividends or interest-related dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.
Net Investment Income from Dividends on Stock and Foreign Source Interest Income Continue to be Subject to Withholding Tax; Foreign Tax Credits. Ordinary dividends paid by the Fund to Non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. federal withholding tax. Non-U.S. investors may be subject to U.S. federal withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
Income Effectively Connected with a U.S. Trade or Business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a Non-U.S. investor, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of Shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or corporations and require the filing of a nonresident U.S. federal income tax return.
Investment in U.S. Real Property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. federal tax on disposition of a U.S. real property interest (“USRPI”) as if they were U.S. persons. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, which may trigger FIRPTA gain to the Fund’s Non-U.S. investors.
The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHCs”). If a RIC is a qualified investment entity and the Non-U.S. investor owns more than 5% of a class of Shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the Non-U.S. investor is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. federal withholding tax at a rate of 15%, and requiring the Non-U.S. investor to file a nonresident U.S. income tax return. In addition, even if the Non-U.S. investor does not own more than 5% of a class of Shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.
It is currently unclear whether Congress will extend the look-through rules previously in effect before January 1, 2014 for distributions of FIRPTA gain to other types of distributions on or after January 1, 2014 from a RIC to a Non-U.S. investor from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.
U.S. Estate Tax. Transfers by gift of Shares by a Non-U.S. investor who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a Non-U.S. investor will nevertheless be subject to U.S. federal estate tax with respect to Shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. federal estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate.
U.S. Tax Certification Rules. Special U.S. tax certification requirements may apply to Non-U.S. investors both to avoid U.S. federal backup withholding imposed at a rate of 24% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence. In general, if you are a Non-U.S. investor, you must provide an applicable Form W-8BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, U.S. federal withholding as a resident of a country with which the United States has an income tax treaty. Certain payees and payments are exempt from U.S. federal backup withholding.
The tax consequences to a Non-U.S. investor entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. investors are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.
Foreign Account Tax Compliance Act (“FATCA”). Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund and (ii) possibly in the future, certain capital gain distributions and the proceeds arising from the sale of Shares paid by the Fund. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA, generally on an applicable IRS Form W-8.
Effect of Future Legislation or Administrative Changes; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the U.S. Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. investors may be subject to U.S. tax rules that differ significantly from those summarized above. At the time this SAI was being prepared, various administrative and legislative changes to the U.S. federal tax laws were under consideration. It is not possible to determine at this time whether any of these changes will take place or what the changes might entail. Shareholders are urged to consult their own tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.
FINANCIAL STATEMENTS
Financial Statements and Annual Reports will be available after the Fund has completed a fiscal period/year of operations. When available, you may request a copy of the Fund’s Annual Report at no charge by calling (215) 330-4476, or you may download the report from the Fund’s website at [URL].

Appendix A
[to be included]
A-1

PART C

OTHER INFORMATION

Item 28. Exhibits:

Unless noted otherwise, each of the following exhibits, each previously filed as an exhibit to a post-effective amendment to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493 and 811-22961) (“PEA”), is hereby incorporated herein by reference to the PEA stated below.

(a)	Articles of Incorporation.
(1)
Agreement and Declaration of Trust of EA Series Trust (the “Registrant”), previously filed as Exhibit (a)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493 and 811-22961) on October 17, 2014.

	(2)	Restated Certificate of Trust of EA Series Trust, as filed with the office of the Secretary of State of Delaware on April 21, 2022, previously filed as Exhibit (a)(4) with PEA 120 on May 13, 2022.
(b)	By-laws.
(1)
By-laws of the Registrant, previously filed as Exhibit (b)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493 and 811-22961) on October 17, 2014.

	(2)	Amended By-laws of the Registrant, previously filed as Exhibit (b) with PEA 275 on September 28, 2023.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust
		(i)	Article III: Shares

		(ii)	Article V: Shareholders’ Voting Powers and Meetings

		(iii)	Article VI: Net Asset Value; Distributions; Redemptions; Transfers

		(iv)	Article VIII: Certain Transactions, Section 4

		(v)	Article X: Miscellaneous, Section 4

	(2)	By-Laws
		(i)	Article II: Meetings of Shareholders

		(ii)	Article VI: Records and Reports, Sections 1, 2, and 3

		(iii)	Article VII: General Matters, Sections 3, 4, 6, and 7

		(iv)	Article VIII: Amendments, Section 1

(d)	Investment Advisory Agreements.
	(1)	Empowered Funds, LLC
		(i)	Multiple Funds — Investment Advisory Agreement dated November 11, 2024, previously filed as Exhibit (d)(79) with PEA 399 on November 21, 2024.
		(A)	Amended Schedule A dated July 17, 2026, previously filed as Exhibit (d)(1)(i)(a) with PEA 633 on July 23, 2026.

		(ii)	Coastal Compass 100 ETF (ROPE) — Investment Advisory Agreement dated September 6, 2024, previously filed as Exhibit (d)(86) with PEA 398 on November 19, 2024.

(iii) Stance Sustainable Beta ETF (CHGX) — Investment Advisory Agreement dated September 4, 2024, previously filed as Exhibit (d)(81) with PEA 357 on September 13, 2024.

(2)	3A Capital, LLC - Investment Sub-Advisory Agreement - previously filed as Exhibit (d)(2) with PEA 641 on August 17, 2026.

(3)	Alpha Architect, LLC
(i)
Multiple Funds — Investment Sub-Advisory Agreement dated June 21, 2024, with respect to the Alpha Architect U.S. Quantitative Value ETF (QVAL), Alpha Architect International Quantitative Value ETF (IVAL), Alpha Architect U.S. Quantitative Momentum ETF (QMOM), Alpha Architect International Quantitative Momentum ETF (IMOM), Alpha Architect Global Factor Equity ETF (AAVM), and Alpha Architect High Inflation and Deflation ETF (HIDE), previously filed as Exhibit (d)(88) with PEA 364 on August 16, 2024.

(A)
Amended Schedule A dated April 17, 2026 with respect to Alpha Architect US Equity ETF (AAUS), Alpha Architect International Equity ETF (AAGL), Alpha Architect US Equity 2 ETF (AAEQ), and Alpha Architect US Equity Growth ETF (AAGW), Alpha Architect US Equity 3 ETF (AAUA), Alpha Architect US Equity 4 ETF (AAUB), Alpha Architect US Equity 5 ETF (AAUD), and Alpha Architect US Equity 6 ETF (AAUE), previously filed as Exhibit (d)(2)(i)(A) with PEA 606 on May 4, 2026.

(ii)
Multiple Funds — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Alpha Architect 1-3 Year Box ETF (BOXS), Alpha Architect Intermediate-Term Treasury Bond ETF (BOXI), Alpha Architect Long-Term Treasury Bond ETF (BOXL), Alpha Architect Aggregate Bond ETF (BOXA), Alpha Architect Inflation-Protected Securities ETF (BOXP), and Alpha Architect Real Estate ETF (BOXR), previously filed as Exhibit (d)(90) with PEA 397 on November 14, 2024.

(iii)
Multiple Funds — Investment Sub-Advisory Agreement with respect to Alpha Architect 1-3 Month Box ETF (BOXX) and Alpha Architect Tail Risk ETF (CAOS), previously filed as Exhibit (d)(2)(iii) with PEA 530 on September 12, 2025.

(4)
Alpha Blue Capital Management LP — Investment Sub-Advisory Agreement dated December 12, 2023, with respect to Alpha Blue Capital US Small-Mid Cap Dynamic ETF (ABCS), previously filed as Exhibit (d)(64) with PEA 318 on December 12, 2023.

(5)
Altrius Capital Management, Inc. — Investment Sub-Advisory Agreement dated September 26, 2022, with respect to the Altrius Global Dividend ETF (DIVD), previously filed as Exhibit (d)(45) with PEA 174 on September 26, 2022.

(6)
Amplius ETF Advisors, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Amplius Aggressive Allocation ETF (AAAA), previously filed as Exhibit (d)(100) with PEA 473 on April 25, 2025.

(7)
Angel Oak Capital Advisors, LLC — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Strive Total Return Bond ETF (STXT) and Strive Enhanced Income Short Maturity ETF (BUXX), previously filed as Exhibit (d)(6) with PEA 548 on October 28, 2025.

(8)	AOT Invest LLC
(i) AOT Software Platform ETF (AOTS) — Investment Sub-Advisory Agreement dated December 10, 2025, previously filed as Exhibit (d)(7)(ii) with PEA 564 on December 12, 2025.

	(A)	Amended Schedule A dated April 16, 2026, with respect to the AOT Growth and Innovation ETF (AOTG), previously filed as Exhibit (d)(7)(i)(A) with PEA 606 on May 4, 2026.

(9)	Argent Capital Management
	(i)	Argent Mid Cap ETF (AMID) — Investment Sub-Advisory Agreement dated June 17, 2022, previously filed as Exhibit (d)(35) with PEA 153 on August 15, 2022.
(ii)
Argent Focused Small Cap ETF (ALIL) and Argent Large Cap ETF (ABIG) — Amended Investment Sub-Advisory Agreement dated February 7, 2025, previously filed as Exhibit (d)(19)(i) with PEA 456 on March 20, 2025.

(10)	Arin Risk Advisors, LLC
(i)
Alpha Architect ETFs — Investment Sub-Advisory Agreement dated November 4, 2022, with respect to the Alpha Architect Tail Risk ETF (CAOS) and Alpha Architect 1-3 Month Box ETF (BOXX) previously filed as Exhibit (d)(53) with PEA 191 on November 10, 2022.

(A)
Amended Schedule A dated September 6, 2024, with respect to the Alpha Architect 1-3 Year Box ETF (BOXS), Alpha Architect Intermediate-Term Treasury Bond ETF (BOXI), Alpha Architect Long-Term Treasury Bond ETF (BOXL), Alpha Architect Aggregate Bond ETF (BOXA), Alpha Architect Inflation-Protected Securities ETF (BOXP), and Alpha Architect Real Estate ETF(BOXR), previously filed as Exhibit (d)(33)(i) with PEA 397 on November 14, 2024.

	(ii)	Arin Tactical Tail Risk ETF (ATTR) — Investment Sub-Advisory Agreement, previously filed as Exhibit (d)(9)(ii) with PEA 526 on August 29, 2025.
	(iii)	BufferLABS US Equity Dynamic Buffer ETF (BFLB) — Investment Sub-Advisory Agreement dated September 5, 2025, previously filed as Exhibit (d)(9)(iii) with PEA 534 on September 22, 2025.
(iv)
Castellan ETFs — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Castellan Targeted Equity ETF (CTEF) and Castellan Targeted Income ETF (CTIF), previously filed as Exhibit (d)(110) with PEA 501 on June 9, 2025.

	(v)	MC Trio Buffered Equity ETF — Investment Sub-Advisory Agreement dated April 1, 2026, previously filed as Exhibit (d)(9)(v) with PEA 620 on May 22, 2026.
	(vi)	MRBL ETFs — Investment Sub-Advisory Agreement dated January 10, 2025, with respect to the MRBL Enhanced Equity ETF (EDGE), previously filed as Exhibit (d)(93) with PEA 425 on January 15, 2025.

(11)
ARS Investment Partners, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the ARS Core Equity Portfolio ETF and ARS Focused Opportunities Strategy ETF (AFOS), previously filed as Exhibit (d)(105) with PEA 493 on May 30, 2025.

(12)
Astoria Portfolio Advisors, LLC — Investment Sub-Advisory Agreement dated June 9, 2023, with respect to Astoria US Equal Weight Quality Kings ETF (ROE), previously filed as Exhibit (d)(47) with PEA 255 on July 24, 2023.

(i)
Amended Schedule A dated April 25, 2025, with respect to the Astoria US Quality Growth Kings ETF (GQQQ), Astoria International Quality Growth Kings ETF (IROE), Astoria US Small Cap Quality Growth Kings ETF (SROE), EA Astoria Dynamic Core US Fixed Income ETF (AGGA), and Astoria US Enhanced Core Equity ETF (LCOR), previously filed as Exhibit (d)(47) with PEA 481 on May 7, 2025.

(13)	Avory & Co. — Investment Sub-Advisory Agreement dated December 10, 2025 with respect to the Avory Foundational ETF (AVRY), previously filed as Exhibit (d)(12) with PEA 567 on December 19, 2025.

(14)
Avos Capital Management, LLC — Investment Sub-Advisory Agreement dated January 16, 2026 with respect to the Avos Global Equities ETF (AVOS) previously filed as Exhibit (d)(14) with PEA 579 on January 28, 2026.

(15)	Bastion Fiduciary, LLC — Investment Sub-Advisory Agreement dated February 7, 2025, with respect to the Bastion Energy ETF (BESF), previously filed as Exhibit (d)(98) PEA 443 on February 18, 2025.

(16)
Beacon Capital Management, Inc. — Investment Sub-Sub-Advisory Agreement dated July 30, 2025, with respect to the EA Astoria Dynamic Core US Fixed Income ETF (AGGA), previously filed as Exhibit (d)(14) PEA 540 on September 26, 2025.

(17)
Bridges Capital, LLC — Investment Sub-Advisory Agreement dated March 27, 2023, with respect to the Bridges Capital Tactical Equity (BDGS), previously filed as Exhibit (d)(57) with PEA 227 on April 5, 2023.

(18)	Bridgeway Capital Management, LLC
	(i)	Multiple Funds — Investment Sub-Advisory Agreement dated June 17, 2022, with respect to the EA Bridgeway Blue Chip ETF (BBLU), previously filed as Exhibit (d)(41) with PEA 231 on April 19, 2023.
	(A)	Amended Schedule A dated September 26, 2022, with respect to the EA Bridgeway Omni Small-Cap Value ETF (BSVO), previously filed as Exhibit (d)(41)(i) with PEA 199 on December 19, 2022.
(B)
Amendment No. 2 dated March 6, 2026 to Schedule A with respect to the EA Bridgeway Ultra-Small Company Market ETF (BUSM), EA Bridgeway Select Small-Cap Value ETF (BRSV), and EA Bridgeway Aggressive Investors ETF (BAGX), previously filed as Exhibit (d)(17)(i)(B) with PEA 612 on May 13, 2026.

(19)
Burke Wealth Management LLC - Investment Sub-Advisory Agreement dated April 17, 2026, with respect to the BWM Quality Growth ETF (BWQG), previously filed as Exhibit (d)(18) with PEA 610 on May 11, 2026.

(20)	The Burney Company
	(i)	Burney U.S. Factor Rotation ETF (BRNY) — Investment Sub-Advisory Agreement dated September 26, 2022, previously filed as Exhibit (d)(18)(i) with PEA 553 on November 18, 2025.
	(ii)	Burney U.S. Equity Select ETF (BRES) —Investment Sub-Advisory Agreement dated July 18, 2025, previously filed as Exhibit (d)(29)(i) with PEA 525 on August 22, 2025

(21)
Cambria Investment Management, L.P. — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Cambria Global Shareholder Yield ETF (AYLD), Cambria Tax Aware ETF (TAX), and Cambria Endowment Style ETF (ENDW), previously filed as Exhibit (d)(85) with PEA 382 on October 1, 2024.

(i)
Amended Schedule A dated April 25, 2025, with respect to the Cambria Global Equal Weight ETF (GEW) and Cambria US Equal Weight ETF (USEW), Cambria Endowment Style 2 ETF (ENDQ), Cambria US Large Cap Equity ETF (USLE), Cambria Global EW 2 ETF (GEQ), and Cambria Global EW 3 ETF (GEX), previously filed as Exhibit (d)(21)(i) with PEA 584 on February 25, 2026.

(22)
CapFinancial Partners, LLC dba CAPTRUST - Investment Sub-Advisory Agreement dated July 17, 2026 with respect to the Brickworks US Core Equity ETF (BWCE) and Brickworks Extended Market ETF (BWEM), previously filed as Exhibit (d)(22) with PEA 640 on August 14, 2026.

(23)
Castellan Group, LLC — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Castellan Targeted Equity ETF (CTEF) and Castellan Targeted Income ETF (CTIF), previously filed as Exhibit (d)(109) with PEA 501 on June 9, 2025.

(24)	CG Advisory Services - Investment Sub-Advisory Agreement dated June 5, 2026, with respect to the CG Flagship Equity ETF (CGFS), previously filed as Exhibit (d)(24) with PEA 631 on July 14, 2026.

(25)
City Different Investments — Investment Sub-Advisory Agreement dated July 18, 2025, with respect to the City Different Investments SMID Cap Core Equity ETF (CDSM) and City Different Investments Global Equity ETF (CDIG), previously filed as Exhibit (d)(20) with PEA 529 on September 10, 2025.

(26)
Cloverpoint, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Cloverpoint Core Alpha US ETF (CAUS), Cloverpoint Core Alpha International ETF (CAIN), Cloverpoint Core Alpha Global ETF (CAGB), and Cloverpoint Core Alpha Power Evolution ETF (CAPF), previously filed as Exhibit (d)(106) with PEA 505 on June 13, 2025.

(27)
Coastal Equity Management, LLC — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Coastal Compass 100 ETF (ROPE), previously filed as Exhibit (d)(87) with PEA 398 on November 19, 2024.

(28)
Concourse Capital Advisors, LLC — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Concourse Capital Focused Equity ETF (CCFE), previously filed as Exhibit (d)(104) with PEA 499 on June 6, 2025.

(29)
Consilium Investment Management, LLC – Investment Sub-Advisory Agreement dated March 6, 2026, with respect to the Sophus Capital Emerging Market Small Cap ETF (EMSC) and Sophus Capital Emerging Market ETF (EMEM), previously filed as Exhibit (d)(26) with PEA 589 on March 9, 2026.

(30)	Dakota Wealth, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Dakota Active Equity ETF (DAK), previously filed as Exhibit (d)(107) with PEA 508 on June 20, 2025.

(31)
Dividend Assets Capital, LLC — Investment Sub-Advisory Agreement dated October 10, 2025, with respect to the DAC 3D Dividend Growth ETF (DVGR), previously filed as Exhibit (d)(26) with PEA 561 on December 1, 2025.

(32)	Draco Evolution Corp. — Investment Sub-Advisory Agreement dated June 24, 2024, with respect to the Draco AI Evolution ETF (DRAI), previously filed as Exhibit (d)(75) with PEA 353 on June 26, 2024.

(33)
Euclidean Technologies Management, LLC — Investment Sub-Advisory Agreement dated March 27, 2023, with respect to the Euclidean Fundamental Value ETF (ECML) previously filed as Exhibit (d)(55) with PEA 228 on April 6, 2023.

(34)
Freedom Day Solutions, LLC — Investment Sub-Advisory Agreement dated April 30, 2021, with respect to the Freedom Day Dividend ETF (MBOX), previously filed as Exhibit (d)(11) with PEA 67 on May 3, 2021.

(35)	Gadsden, LLC — Investment Sub-Advisory Agreement dated October 31, 2020, with respect to Gadsden Dynamic Multi-Asset ETF (GDMA), previously filed as Exhibit (d)(6) with PEA 41 on November 23, 2020.

(36)
GuruFocus Investments, LLC — Investment Sub-Advisory Agreement dated December 13, 2021, with respect to the Guru Favorite Stocks ETF (GFGF), previously filed as Exhibit (d)(23) with PEA 99 on December 14, 2021.

(37)
Honeytree Investment Management Ltd. — Investment Sub-Advisory Agreement dated June 9, 2023, with respect to the Honeytree U.S. Equity ETF (BEEZ), previously filed as Exhibit (d)(62) with PEA 300 on November 1, 2023.

(38)
Humilis Investment Strategies, LLC – Investment Sub-Advisory Agreement dated April 17, 2026, with respect to the Humilis US SMID Focused ETF (HISM), Humilis US Large Cap Fundamental Value ETF (HISV), Humilis US Focused Opportunities ETF (HIS), and Humilis US Dividend Growth Opportunities ETF (HISD) previously filed as Exhibit (d)(36) with PEA 611 on May 12, 2026.

(39)
Intelligent Alpha — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Intelligent Livermore ETF (LIVR), Intelligent Omaha ETF (AIWB), Intelligent Equal Select ETF (ALPA), Intelligent Tech Focus ETF (QQAI), and Intelligent Small Cap Select ETF (AISM), previously filed as Exhibit (d)(78) with PEA 373 on September 10, 2024.

(40)	Investment Research Partners, LLC - Investment Sub-Advisory Agreement - to be filed by amendment.

(41)	JLens — Investment Sub-Advisory Agreement dated November 11, 2024, with respect to the JLens 500 Jewish Advocacy U.S. ETF (TOV), previously filed as Exhibit (d)(80) with PEA 405 on November 25, 2024.

(42)
Keating Investment Counselors, Inc — Investment Sub-Advisory Agreement dated December 12, 2023, with respect to the Keating Active ETF (KEAT), previously filed as Exhibit (d)(73) with PEA 328 on February 9, 2024.

(43)
Kintra Investments, LLC (f/k/a McCarthy & Cox Retirement & Estate Specialists, LLC- Investment Sub-Advisory Agreement dated April 1, 2026 with respect to the MC Trio Equity Buffered ETF (TRIO), previously filed as Exhibit (d)(42) with PEA 633 on July 23, 2026.

(44)	Longnook Ventures, LLC - Investment Sub-Advisory Agreement - to be filed by amendment.

(45)
Madison Avenue Financial Solutions, LLC — Investment Sub-Advisory Agreement dated October 31, 2023 with respect to the TBG Dividend Focus ETF (TBG), previously filed as Exhibit (d)(54) with PEA 301on November 2, 2023.

(46)	Manzil Inc. — Investment Sub-Advisory Agreement with respect to the Manzil Russell Halal USA Broad Market ETF (MNZL), previously filed as Exhibit (d)(37) with PEA 563 on December 4, 2025.

(47)
MarketDesk Indices, LLC — Investment Sub-Advisory Agreement dated September 15, 2023, with respect to the MarketDesk Focused U.S. Dividend ETF (FDIV), previously filed as Exhibit (d)(50) with PEA 273 on September 15, 2023.

(i)
Amended Schedule A with respect to the MarketDesk Focused U.S. Momentum ETF (FMTM) and MarketDesk International Momentum ETF (XUSM), previously filed as Exhibit (d)(46)(i) with PEA 638 on July 31, 2026.

(48)
Matrix Asset Advisors, Inc. — Investment Sub-Advisory Agreement dated November 11, 2024, with respect to the Matrix Advisors Value ETF (MAVF), previously filed as Exhibit (d)(95) with PEA 419 on December 23, 2024.

(49)
Militia Investments, LLC — Investment Sub-Advisory Agreement dated December 16, 2024, with respect to the Militia Long/Short Equity ETF (ORR), previously filed as Exhibit (d)(91) with PEA 418 on December 23, 2024.

(50)	MKAM ETF LLC — Investment Sub-Advisory Agreement dated March 27, 2023, with respect to the MKAM ETF (MKAM) previously filed as Exhibit (d)(59) with PEA 229 on April 6, 2023.

(51)	Moonvest LLC - Investment Sub-Advisory Agreement dated March 6, 2026, with respect to the Moonvest ETF (MNVT), previously filed as Exhibit (d)(46) with PEA 591 on March 13, 2026.

(52)
Morgan Dempsey Capital Management, LLC — Investment Sub-Advisory Agreement dated March 27, 2023, with respect to the Morgan Dempsey Large Cap Value ETF (MDLV), previously filed as Exhibit (d)(61) with PEA 231 on April 19, 2023.

(53)
MRBL Management, LLC — Investment Sub-Advisory Agreement dated January 10, 2025, with respect to the MRBL Enhanced Equity ETF (EDGE), previously filed as Exhibit (d)(92) with PEA 425 on January 15, 2025.

(54)
NextGen EMP, Inc. — Investment Sub-Advisory Agreement dated November 11, 2024, with respect to the Efficient Market Portfolio Plus ETF (EMPB) and Efficient Market Portfolio Long ETF (EMPL), previously filed as Exhibit (d)(97) with PEA 409 on December 6, 2024.

(55)
Ogard Capital Market Research, LLC — Investment Sub-Advisory Agreement with respect to the BufferLABS US Equity Dynamic Buffer ETF (BFLB), previously filed as Exhibit (d)(45) with PEA 534 on September 22, 2025.

(56)	Optimal Tax Asset Management, Inc. - Investment Sub-Advisory Agreement with respect to the Optimal Tax Asset Managed ETF (OTAX), previously filed as Exhibit (d)(52) with PEA 606 on May 4, 2026.

(57)	Orcam Financial Group, LLC
(i)
Discipline Fund ETF (DSCF) — Investment Sub-Advisory Agreement dated September 15, 2021, with respect to the Discipline Fund ETF (DSCF), previously filed as Exhibit (d)(21) with PEA 86 on September 15, 2021.

	(A)	Amendment No. 1 dated October 10, 2025, previously filed as Exhibit (d)(47)(i)(A) with PEA 555 on November 21, 2025.
(ii)
Multiple Funds — Investment Sub-Advisory Agreement dated September 5, 2025, with respect to Defined Duration 5 ETF (DDV) and Defined Duration 20 ETF (DDXX), previously filed as Exhibit (d)(45)(ii) with PEA 542 on October 16, 2025.

(58)	Qualivian Investment Partners - Investment Sub-Advisory Agreement, previously filed as Exhibit (d)(56) with PEA 629 on June 26, 2026.

(59)	Rainwater Equity, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Rainwater Equity ETF (RW), previously filed as Exhibit (d)(102) with PEA 483 on May 9, 2025.

(60)
Relative Sentiment Technologies, LLC — Investment Sub-Advisory Agreement dated March 18, 2022, with respect to the Relative Sentiment Tactical Allocation ETF (MOOD), previously filed as Exhibit (d)(33) with PEA 115 on April 1, 2022.

(61)
Research Affiliates, LLC — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the RACWI US ETF (RAUS) and Research Affiliates Deletions ETF (NIXT), previously filed as Exhibit (d)(108) with PEA 507 on June 18, 2025.

(62)
Ritholtz Wealth Management - Investment Sub-Advisory Agreement dated April 17, 2026, with respect to the Ritholtz Goaltender ETF (GTND), previously filed as Exhibit (d)(58) with PEA 608 on May 8, 2026.

(63)	Rock Creek Group, LLC — Investment Sub-Advisory Agreement dated May 1, 2026, with respect to the RockCreek Global Equality ETF (RCGE), previously filed as Exhibit (d)(59) with PEA 606 on May 4, 2026.

(64)
Sapient Capital, LLC — Investment Sub-Advisory Agreement dated December 10, 2025, with respect to the Sapient Quality Select ETF (SQS), previously filed as Exhibit (d)(54) with PEA 570 on January 9, 2026.

	(A)	Amended Schedule A - to be filed by amendment.

(65)
Sarmaya Partners, LLC — Investment Sub-Advisory Agreement dated January 10, 2025, with respect to the Sarmaya Thematic ETF (LENS), was previously filed as Exhibit (d)(83) with PEA 433 on January 24, 2025.

(66)
Sepio Capital, L.P. — Investment Sub-Advisory Agreement dated March 7, 2025, with respect to the Bushido Capital US Equity ETF (SMRI) and Bushido Capital US SMID Cap Equity ETF (RNIN), previously filed as Exhibit (d)(43) with PEA 468 on April 10, 2025.

(67)
Sequoia Financial Group, LLC — Investment Sub-Advisory Agreement dated March 7, 2025, with respect to the CCM Global Equity ETF (CCMG), previously filed as Exhibit (d)(110) with PEA 461 on March 27, 2025.

	(A)	Amended Schedule A, previously filed as Exhibit (d)(66)(A) with PEA 639 on August 12, 2026.

(68)
Significance Capital Management LLC - Investment Sub-Advisory Agreement dated April 17, 2026 with respect to the Significance Capital Enhanced Alpha ETF, previously filed as Exhibit (d)(64) with PEA 618 on May 21, 2026.

(69)	Smart Money Group, LLC — Investment Sub-Advisory Agreement dated February 7, 2025, with respect to the Yoke Core ETF (YOKE), previously filed as Exhibit (d)(94) with PEA 439 on February 7, 2025.

(70)	Sparkline Capital LP
	(i)	Sparkline Intangible Value ETF (ITAN) — Investment Sub-Advisory Agreement dated June 22, 2021, previously filed as Exhibit (d)(15) with PEA 67 on June 23, 2021.
	(A)	Amended Schedule A dated September 6, 2024, previously filed as Exhibit (d)(9)(i) with PEA 372 on September 6, 2024.

(ii)
Multiple Funds — Investment Sub-Advisory Agreement dated September 4, 2024, with respect to the Sparkline International Intangible Value ETF (DTAN), Sparkline US Small Cap Intangible Value ETF (STAN), and Sparkline Emerging Markets Intangible Value ETF (ETAN), previously filed as Exhibit (d)(75) with PEA 372 on September 6, 2024.

(71)
Stance Capital, LLC — Investment Sub-Advisory Agreement dated September 6, 2024, with respect to the Stance Sustainable Beta ETF (CHGX), previously filed as Exhibit (d)(81) with PEA 357 on September 13, 2024.

(72)
Stock Snips, Inc. — Investment Sub-Advisory Agreement dated March 9, 2024, with respect to StockSnips AI-Powered Sentiment US All Cap ETF (NEWZ), as previously filed as Exhibit (d)(56) with PEA 342 on April 8, 2024.

(73)
Strive Asset Management, LLC — Investment Sub-Advisory Agreement dated July 26, 2022, with respect to the Strive U.S. Energy ETF (DRLL), Strive U.S. Semiconductor ETF (SHOC), Strive U.S. Technology ETF (STXT) and Strive Emerging Ex-China ETF (STXE), previously filed as Exhibit (d)(43) with PEA 146 on August 4, 2022.

		(i)	Amended Schedule A dated June 7, 2024, with respect to the Strive International Developed Markets ETF (STXI), previously filed as Exhibit (d)(27)(i) with PEA 351 on June 11, 2024.

(74)
Suncoast Equity Management, LLC — Investment Sub-Advisory Agreement dated April 25, 2025, with respect to the Suncoast Select Growth ETF (SEMG), previously filed as Exhibit (d)(103) with PEA 482 on May 7, 2025.

	(75)	The Investment House, LLC - Investment Sub-Advisory Agreement - previously filed as Exhibit (d)(73) with PEA 628 on June 10, 2026.

	(76)	Towle & Co. — Investment Sub-Advisory Agreement dated June 6, 2025, with respect to the Towle Value ETF (TCV), previously filed as Exhibit (d)(114) with PEA 513 on July 11, 2025.

(77)
Variant Perception, LLC — Investment Sub-Advisory Agreement dated December 10, 2025 with respect to the Variant Perception Cycle Aware US Equity ETF (VPX), previously filed as Exhibit (d)(63)(i) with PEA 566 on December 15, 2025.

(78)
Warren Street Wealth Advisors — Investment Sub-Advisory Agreement with respect to the Warren Street Global Equity ETF (WSGE) and Warren Street Global Bond ETF (WSGB), previously filed as Exhibit (d)(61) with PEA 537 on September 24, 2025.

(79)
White Wolf Capital Advisors, LLC — Investment Sub-Advisory Agreement dated September 9, 2023, with respect to the WHITEWOLF Publicly Listed Private Equity ETF (LBO) and WHITEWOLF Commercial Real Estate Finance Income ETF (CREF), previously filed as Exhibit (d)(52) with PEA 278 on October 3, 2023.

(e)	Underwriting Contracts.
	(1)	ALPS Distributors, Inc.
		(i)	Distribution Agreement dated October 14, 2024, previously filed as Exhibit (e)(3) with PEA 388 on October 24, 2024.
		(A)	Amended Appendix A dated January 16, 2026, previously filed as Exhibit (e)(1)(i)(A) with PEA 584 on February 25, 2026.
		(ii)	Form of Authorized Participant Agreement, previously filed as Exhibit (e)(4) with PEA 382 on October 1, 2024.

	(2)	Pine Distributors LLC
		(i)	Distribution Agreement dated May 1, 2026, previously filed as Exhibit (e)(2)(i) with PEA 632 on July 22, 2026.
		(A)	Amendment No. 2 to the Distribution Agreement dated July 17, 2026, previously filed as Exhibit (e)(2)(i)(A) with PEA 635 on July 27, 2026.
		(ii)	Form of Authorized Participant Agreement, previously filed as Exhibit (e)(3)(ii) with PEA 529 on September 10, 2025.

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custodian Agreements
	(1)	Custody Agreement between the Registrant and U.S. Bank National Association, previously filed as Exhibit (g)(1) with PEA 629 on June 26, 2026.
		(i)	Second Amendment, previously filed as Exhibit (g)(1)(i) with PEA 636 on July 28, 2026.

(h)	Other Material Contracts.
	(1)	Fund Servicing Agreement between the Registrant and U.S. Bancorp Fund Services, LLC, previously filed as Exhibit (h)(1) with PEA 629 on June 26, 2026.
		(i)	Second Amendment, previously filed as Exhibit (h)(1)(i) with PEA 636 on July 28, 2026.

	(2)	Index Licensing Agreements.
		(i)	Freedom 100 Emerging Markets ETF (FRDM)
		(A)	Index License Agreement dated May 6, 2019, previously filed as Exhibit (h)(5) with PEA 17 on May 17, 2019.
		(B)	Sublicense Agreement dated May 17, 2019, previously filed as Exhibit (h)(6) with PEA 17 on May 17, 2019.

		(ii)	JLens 500 Jewish Advocacy U.S. ETF (TOV) - License Agreement dated November 11, 2024, previously filed as Exhibit (h)(29) on November 25, 2024.

		(iii)	RACWI US ETF (RAUS) - Sublicense Agreement dated June 6, 2025, previously filed as Exhibit (h)(27) with PEA 507 on June 18, 2025.

		(iv)	Research Affiliates Deletions ETF (NIXT) - Sublicense Agreement dated June 7, 2024, previously filed as Exhibit (h)(26) with PEA 370 on September 3, 2024.

		(v)	Stance Sustainable Beta ETF (CHGX) - Index License Agreement dated September 12, 2024, previously filed as Exhibit (h)(28) with PEA 375 on September 13, 2024.

		(vi)	Strive ETFs
(A)
Empowered Funds, LLC - Master Index Services License Agreement dated October 25, 2022, with Bloomberg Index Services Limited, on behalf of the Strive 1000 Growth ETF (STXG), Strive 1000 Value ETF (STXV), Strive Small-Cap ETF (STXK), Strive 1000 Dividend Growth ETF (STXD) and Strive Natural Resources and Security ETF (FTWO), previously filed as Exhibit (h)(21) with PEA 188 on November 4, 2022.

(B)
Strive Asset Management, LLC - Master Index Services License Agreement dated October 3, 2022, with Bloomberg Index Services Limited, on behalf of the Strive 1000 Growth ETF (STXG), Strive 1000 Value ETF (STXV), Strive Small-Cap ETF (STXK), Strive 1000 Dividend Growth ETF (STXD) and Strive Natural Resources and Security ETF (FTWO), previously filed as Exhibit (h)(22) with PEA 188 on November 4, 2022.

	(1)	Amended Service Schedule dated October 6, 2022, on behalf of the Strive 500 ETF (STRV), previously filed as Exhibit (h)(27) with PEA 332 on March 11, 2024.
	(2)	Amended Service Schedule dated March 13, 2024, on behalf of the Strive U.S. Semiconductor ETF (SHOC), previously filed as Exhibit (h)(29) with PEA 332 on March 11, 2024.
	(3)	Amended Service Schedule dated March 1, 2024, on behalf of the Strive Mid-Cap ETF (STXM), previously filed as Exhibit (h)(23) with PEA 332 on March 11, 2024.

(3)	Fee Waiver Agreements.
(i)
Alpha Architect ETFs - Fee Waiver Agreement with respect to Alpha Architect 1-3 Year Box ETF (BOXS), Alpha Architect Intermediate-Term Treasury Bond ETF (BOXI), Alpha Architect Long-Term Treasury Bond ETF (BOXL), Alpha Architect Aggregate Bond ETF (BOXA), Alpha Architect Inflation-Protected Securities ETF (BOXP), and Alpha Architect Real Estate ETF (BOXR), previously filed as Exhibit (h)(31) with PEA 397 on November 14, 2024.

	(ii)	Alpha Architect High Inflation and Deflation ETF (HIDE) - Fee Waiver Agreement, previously filed as Exhibit (h)(20) with PEA 192 on November 15, 2022.

	(iii)	Alpha Architect Tail Risk ETF (CAOS) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(iii) with PEA 530 on September 12, 2025.

	(iv)	Alpha Architect US Equity 4 ETF (AAUB) - Fee Waiver Agreement, previously filed as Exhibit (h)(3)(iv) with PEA 632 on July 22, 2026.

	(v)	Alpha Architect 1-3 Month Box ETF (BOXX) - Fee Waiver Agreement, previously filed as Exhibit (h)(24) with PEA 193 on November 15, 2022.

	(vi)	Amplius Aggressive Asset Allocation ETF (AAAA) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(v) with PEA 617 on May 21, 2026.

	(vii)	Arin Tactical Tail Risk ETF (ATTR) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(vii) with PEA 526 on August 29, 2025.

	(viii)	Cambria Global EW 2 ETF - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(vii) with PEA 614 on May 20, 2026.

	(ix)	Defined Duration ETFs
	(A)	Defined Duration 10 ETF (DDX) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(viii)(A) with PEA 555 on November 21, 2025.
	(B)	Defined Duration 5 ETF (DDV) and Defined Duration 20 ETF (DDXX) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(viii)(B) with PEA 555 on November 21, 2025.

	(x)	Keating Active ETF (KEAT) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(ix) with PEA 614 on May 20, 2026.

	(xi)	RACWI US ETF (RAUS) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(xi) with PEA 546 on October 23, 2025.

	(xii)	Research Affiliates Deletions ETF (NIXT) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(xii) with PEA 546 on October 23, 2025.

	(xiii)	Sequoia Global Value ETF (SFGV) - Fee Waiver Agreement, previously filed as Exhibit (h)(5)(xi) with PEA 599 on March 27, 2025.

	(xiv)	TBG Dividend Focus ETF (TBG) - Fee Waiver Agreement, previously filed as Exhibit (h)(3)(xiii) with PEA 629 on June 26, 2026.

(4)	12d1-4 Fund of Fund Investment Agreements
	(i)	American Century ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(i) with PEA 529 on September 10, 2025.
	(A)	Amended Appendix A, previously filed as Exhibit (h)(4)(i)(A) with PEA 639 on August 12, 2026.

	(ii)	Cambria ETF Trust
	(A)	Acquired Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(ii) with PEA 529 on September 10, 2025.
	(B)	Acquiring Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(ii)(B) with PEA 567 on December 19, 2025.

	(iii)	Dimensional ETF Trust
	(A)	Acquired Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(iii)(A) with PEA 606 on May 4, 2026.
	(B)	Acquiring Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(iii) with PEA 529 on September 10, 2025.

	(iv)	Direxion Shares ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(iv) with PEA 629 on June 26, 2026.

	(v)	DoubleLine ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(iv) with PEA 584 on February 25, 2026.

	(vi)	ETF Series Solutions
	(A)	Fund of Funds Investment Agreement with respect to the Acquirers Small and Micro Deep Value ETF (DEEP), previously filed as Exhibit (h)(6)(iv)(A) with PEA 529 on September 10, 2025.
	(B)	Fund of Funds Investment Agreement with respect to the Distillate U.S. Fundamental Stability & Value ETF (DSTL), previously filed as Exhibit (h)(6)(iv)(B) with PEA 529 on September 10, 2025.

	(vii)	Franklin Templeton Funds - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(viii) with PEA 570 on January 9, 2026.
	(A)	Amended Schedule A, previously filed as Exhibit (h)(6)(vi) with PEA 614 on May 20, 2026.

	(viii)	Global X Funds - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vi) with PEA 608 on May 8, 2026.

		(ix)	GraniteShares ETF Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(v) with PEA 529 on September 10, 2025.

		(x)	iShares, Inc. - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vi) with PEA 567 on December 19, 2025.
		(A)	Amended Appendix A, previously filed as Exhibit (h)(6)(vi)(A) with PEA 570 on January 9, 2026.

		(xi)	Krane Shares Trust - Fund of Funds Investment Agreement - to be filed by subsequent amendment.

		(xii)	PFS Funds - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vii) with PEA 567 on December 19, 2025.

		(xiii)	Simplify Exchange Traded Funds - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(xii) with PEA 629 on June 26, 2026.

		(xiv)	SPDR Series Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(xiii) with PEA 639 on August 12, 2026.
		(A)	First Amendment, previously filed as Exhibit (h)(6)(xiii)(A) with PEA 639 on August 12, 2026.

		(xv)	Tema ETF Trust - Fund of Funds Investment Agreement - to be filed by subsequent amendment.

		(xvi)	Tidal Trust I - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vi) with PEA 529 on September 10, 2025.

		(xvii)	Tidal Trust II - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(vii) with PEA 529 on September 10, 2025.

		(xviii)	Trailmark Series Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(viii) with PEA 529 on September 10, 2025.

		(xix)	WisdomTree Trust - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(ix) with PEA 529 on September 10, 2025.
		(A)	Second Amended Appendix A, previously filed as Exhibit (h)(6)(xiii)(A) with PEA 584 on February 25, 2026.

		(xx)	360 Funds - Fund of Funds Investment Agreement, previously filed as Exhibit (h)(6)(x) with PEA 529 on September 10, 2025.

	(5)	Loan Agreement
		(i)	Loan Agreement between EA Series Trust and U.S. Bank National Association, previously filed as Exhibit (h)(26) with PEA 328 on February 9, 2024.
		(A)	First Amendment, previously filed as Exhibit (h)(22)(a) with PEA 406 on November 26, 2024.

(i)	Opinion and Consent of Counsel – To Be Filed by Amendment.

(j)	Consent of Independent Registered Public Accounting Firm - Not applicable.

(k)	Omitted Financial Statements — Not applicable.

(l)	Initial Capital Agreement, previously filed as Exhibit (l) with PEA 2 on January 28, 2016.

(m)	Rule 12b-1 Plan.

(1)
Distribution Plan pursuant to Rule 12b-1, previously filed as Exhibit (m)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493, 811-22961) on October 17, 2014, is hereby incorporated by reference.

(i) Amended Schedule I to the Distribution Plan, previously filed as Exhibit (m)(1)(i) with PEA 633 on July 23, 2026.

(n)	Rule 18f-3 Plan — Not applicable.

(o)	Reserved.

(p)	Code of Ethics.
(1)
EA Series Trust - Code of Ethics, previously filed as Exhibit (p)(1) with Pre-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-1A (File Nos. 333-195493, 811-22961) on October 17, 2014.

	(2)	Empowered Funds, LLC - Code of Ethics, previously filed as Exhibit (p)(2) with PEA 397 on November 14, 2024.

	(3)	3A Capital, LLC - Code of Ethics - previously filed as Exhibit (p)(3) with PEA 641 on August 17, 2026.

	(4)	Alpha Architect, LLC - Code of Ethics, previously filed as Exhibit (p)(36) with PEA 364 on August 16, 2024.

	(5)	Alpha Blue Capital Management LP - Code of Ethics, previously filed as Exhibit (p)(32) with PEA 318 on December 12, 2023.

	(6)	ALPS Distributors, Inc. - Code of Ethics, previously filed as Exhibit (p)(42) with PEA 382 on October 1, 2024.

	(7)	Altrius Capital Management, Inc. - Code of Ethics, previously filed as Exhibit (p)(7) with PEA 629 on June 26, 2026.

	(8)	Amplius ETF Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(49) with PEA 473 on April 25, 2025.

	(9)	Angel Oak Capital Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(27) with PEA 257 on August 4, 2023.

	(10)	AOT Invest, LLC - Code of Ethics, previously filed as Exhibit (p)(18) with PEA 134 on June 22, 2022.

	(11)	Argent Capital Management LLC - Code of Ethics, previously filed as Exhibit (p)(10) with PEA 615 on May 20, 2026.

	(12)	Arin Risk Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(11) with PEA 615 on May 20, 2026.

(13)	ARS Investment Partners, LLC - Code of Ethics, previously filed as Exhibit (p)(55) with PEA 493 on May 30, 2025.

(14)	Avory & Co. — Code of Ethics, previously filed as Exhibit (p)(13) with PEA 567 on December 19, 2025.

(15)	Avos Capital Management, LLC — Code of Ethics, previously filed as Exhibit (p)(15) with PEA 579 on January 28, 2026.

(16)	Bastion Fiduciary, LLC - Code of Ethics, previously filed as Exhibit (p)(45) with PEA 443 on February 18, 2025.

(17)	Beacon Capital Management, Inc. - Code of Ethics, previously filed as Exhibit (p)(15) PEA 540 on September 26, 2025.

(18)	Bridges Capital, LLC – Code of Ethics, previously filed as Exhibit (p)(25) with PEA 228 on April 6, 2023.

(19)	Bridgeway Capital Management, LLC - Code of Ethics, previously filed as Exhibit (p)(19) with PEA 151 on August 11, 2022.

(20)	Burke Wealth Management LLC - Code of Ethics, previously filed as Exhibit (p)(19) with PEA 610 on May 11, 2026.

(21)	The Burney Company - Code of Ethics, previously filed as Exhibit (p)(21) with PEA 629 on June 26, 2026.

(22)	Cambria Investment Management, L.P. - Code of Ethics, previously filed as Exhibit (p)(36) with PEA 382 on October 1, 2024.

(23)	CapFinancial Partners, LLC dba CAPTRUST - Code of Ethics, previously filed as Exhibit (p)(23) with PEA 640 on August 14, 2026.

(24)	Castellan Group, LLC - Code of Ethics, previously filed as Exhibit (p)(58) with PEA 501 on June 9, 2025.

(25)	CG Advisory Services - Code of Ethics - to be filed by amendment.

(26)	City Different Investments – Code of Ethics, previously filed as Exhibit (p)(22) with PEA 529 on September 10, 2025.

(27)	Cloverpoint, LLC - Code of Ethics, previously filed as Exhibit (p)(56) with PEA 505 on June 13, 2025.

(28)	Coastal Equity Management, LLC - Code of Ethics, previously filed as Exhibit (p)(37) with PEA 398 on November 19, 2024.

(29)	Concourse Capital Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(54) with PEA 499 on June 6, 2025.

(30)	Consilium Investment Management, LLC - Code of Ethics, previously filed as Exhibit (p)(28) with PEA 589 on March 6, 2026.

(31)	Dakota Wealth, LLC - Code of Ethics, previously filed as Exhibit (p)(57) with PEA 508 on June 20, 2025.

(32)	Dividend Assets Capital, LLC — Code of Ethics, previously filed as Exhibit (p)(27) with PEA 561 on December 1, 2025

(33)	Draco Evolution Corp. - Code of Ethics, previously filed as Exhibit (p)(34) with PEA 353 on June 26, 2024.

(34)	Euclidean Technologies Management, LLC - Code of Ethics, previously filed as Exhibit (p)(24) with PEA 228 on April 6, 2023.

(35)	Freedom Day Solutions, LLC - Code of Ethics, previously filed as Exhibit (p)(5) with PEA 67 on May 3, 2021.

(36)	Gadsden, LLC - Code of Ethics, previously filed as Exhibit (p)(36) with PEA 629 on June 26, 2026.

(37)	GuruFocus Investments, LLC - Code of Ethics, previously filed as Exhibit (p)(11) with PEA 99 on December 14, 2021.

(38)	Honeytree Investment Management Ltd. - Code of Ethics, previously filed as Exhibit (p)(31) with PEA 300 on November 1, 2023.

(39)	Humilis Investment Strategies, LLC - Code of Ethics, previously filed as Exhibit (p)(37) with PEA 611 on May 12, 2026.

(40)	Intelligent Alpha, LLC - Code of Ethics, previously filed as Exhibit (p)(8) with PEA 373 on September 10, 2024.

(41)	Investment Research Partners, LLC - Code of Ethics - to be filed by amendment.

(42)	JLens - Code of Ethics, previously filed as Exhibit (p)(34) with PEA 405 on November 25, 2024.

(43)	Keating Investment Counselors, Inc. - Code of Ethics, previously filed as Exhibit (p)(33) with PEA 328 on February 9, 2024.

(44)	Kintra Investments, LLC (f/k/a McCarthy & Cox Retirement & Estate Specialists, LLC) - Code of Ethics, previously filed as Exhibit (p)(48) with PEA 444 on February 21, 2025.

(45)	Longnook Ventures, LLC - Code of Ethics - to be filed by amendment.

(46)	Madison Avenue Financial Solutions, LLC - Code of Ethics, previously filed as Exhibit (p)(25) with PEA 300 on November 1, 2023.

(47)	Manzil Inc. - Code of Ethics, previously filed as Exhibit (p)(38) with PEA 563 on December 4, 2025.

(48)	MarketDesk Indices, LLC - Code of Ethics, previously filed as Exhibit (p)(43) with PEA 615 on May 20, 2026.

(49)	Matrix Asset Advisors, Inc. - Code of Ethics, previously filed as Exhibit (p)(41) with PEA 419 on December 23, 2024.

(50)	Militia Investments, LLC - Code of Ethics, previously filed as Exhibit (p)(45) with PEA 418 on December 23, 2024.

(51)	MKAM ETF LLC – Code of Ethics, previously filed as Exhibit (p)(26) with PEA 229 on April 6, 2023.

(52)	Moonvest LLC - Code of Ethics, previously filed as Exhibit (p)(47) with PEA 591 on March 13, 2026.

(53)	Morgan Dempsey Capital Management LLC - Code of Ethics, previously filed as Exhibit (p)(51) with PEA 629 on June 26, 2026.

(54)	MRBL Management, LLC - Code of Ethics, previously filed as Exhibit (p)(40) with PEA 425 on January 15, 2025.

(55)	NextGen EMP, Inc. - Code of Ethics, previously filed as Exhibit (p)(43) with PEA 409 on December 6, 2024.

(56)	Ogard Capital Market Research, LLC dba BufferLABS – Code of Ethics, previously filed as Exhibit (p)(47) with PEA 534 on September 22, 2025.

(57)	Optimal Tax Asset Management, Inc. - Code of Ethics, previously filed as Exhibit (p)(53) with PEA 606 on May 4, 2026.

(58)	Orcam Financial Group, LLC - Code of Ethics, previously filed as Exhibit (p)(10) with PEA 86 on September 15, 2021.

(59)	Qualivian Investment Partners LP - Code of Ethics, previously filed as Exhibit (p)(57) with PEA 629 on June 26, 2026.

(60)	Rainwater Equity, LLC - Code of Ethics, previously filed as Exhibit (p)(52) with PEA 483 on May 9, 2025.

(61)	Relative Sentiment Technologies, LLC - Code of Ethics, previously filed as Exhibit (p)(15) with PEA 120 on May 13, 2022.

(62)	Research Affiliates, LLC - Code of Ethics, previously filed as Exhibit (p)(61) with PEA 507 on June 18, 2025.

(63)	Ritholtz Wealth Management - Code of Ethics, previously filed as Exhibit (p)(59) with PEA 608 on May 8, 2026.

(64)	Rock Creek Group, LLC - Code of Ethics, previously filed as Exhibit (p)(47) with PEA 441 on February 14, 2025.

(65)	Sapient Capital, LLC - Code of Ethics, previously filed as Exhibit (p)(55) with PEA 570 on January 9, 2026.

(66)	Sarmaya Partners, LLC - Code of Ethics, previously filed as Exhibit (p)(39) with PEA 433 on January 24, 2025.

(67)	Sequoia Financial Group, LLC - Code of Ethics, previously filed as Exhibit (p)(66) with PEA 639 on August 12, 2026.

(68)	Sepio Capital L.P. - Code of Ethics, previously filed as Exhibit (p)(21) with PEA 254 on July 21, 2023.

(69)	Significance Capital Management LLC - Code of Ethics, previously filed as Exhibit (p)(65) with PEA 618 on May 21, 2026.

(70)	Smart Money Group, LLC - Code of Ethics, previously filed as Exhibit (p)(68) with PEA 629 on June 26, 2026.

(71)	Sparkline Capital LP - Code of Ethics, previously filed as Exhibit (p)(7) with PEA 67 on June 23, 2021.

(72)	Stance Capital, LLC - Code of Ethics, previously filed as Exhibit (p)(35) with PEA 357 on September 13, 2024.

(73)	Stock Snips, Inc. - Code of Ethics, previously filed as Exhibit (p)(26) with PEA 342 on April 8, 2024.

(74)	Strive Asset Management, LLC - Code of Ethics, previously filed as Exhibit (p)(20) with PEA 146 on August 4, 2022.

(75)	Suncoast Equity Management, LLC - Code of Ethics, previously filed as Exhibit (p)(53) with PEA 482 on May 7, 2025.

(76)	The Investment House, LLC - Code of Ethics - previously filed as Exhibit (p)(74) with PEA 628 on June 10, 2026.

(77)	Towle & Co. - Code of Ethics, previously filed as Exhibit (p)(60) with PEA 513 on July 11, 2025.

(78)	Variant Perception, LLC - Code of Ethics - previously filed as Exhibit (p)(64) with PEA 566.

(79)	Warren Street Wealth Advisors – Code of Ethics, previously filed as Exhibit (p)(63) with PEA 537 on September 24, 2025.

(80)	White Wolf Capital Advisors, LLC - Code of Ethics, previously filed as Exhibit (p)(23) with PEA 278 on October 3, 2023.

(q)	Other
	(1)	Power of Attorney, previously filed as Exhibit (q)(1) with PEA 493 on May 30, 2025.
Item 29. Persons Controlled By or Under Common Control with the Registrant:
None.
Item 30. Indemnification:
Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.
Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.
The Declaration of Trust provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the DSTA, these Agents (as defined in the Declaration of Trust) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.
The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party or is threatened to be made a party to any Proceeding (as defined in the Declaration of Trust) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration of Trust), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Registrant may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Business and Other Connections of Investment Adviser:
This Item incorporates by reference each investment adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the SEC, as listed below. Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov. Additional information as to any other business, profession, vocation or employment of a substantial nature engaged in by each officer and director of the below-listed investment advisers is included in the Trust’s Statement of Additional Information.

Investment Adviser	SEC File No.
3A Capital, LLC	801-136703
Alpha Architect, LLC	801-71697
Alpha Blue Capital Management, LP	801-128858
Altrius Capital Management, Inc.	801-63153
Amplius ETF Advisors, LLC	801-132157
Angel Oak Capital Advisors, LLC	801-70670
AOT Invest LLC	801-124742
Argent Capital Management LLC	801-55903
Arin Risk Advisors, LLC	801-70598
ARS Investment Partners, LLC	801-7566
Astoria Portfolio Advisors, LLC	801-119078
Avory & Co.	801-114763
Avos Capital Management, LLC	801-121167
Bastion Fiduciary, LLC	801-131510
Beacon Capital Management, Inc.	801-61249
Bridges Capital, LLC	801-127316
Bridgeway Capital Management, LLC	801-44394
Burke Wealth Management LLC	801-135768
The Burney Company	801-10232
Cambria Investment Management, L.P.	801-71786
CapFinancial Partners, LLC dba CAPTRUST	801-62193
Castellan Group, LLC	801-119581
CG Advisory Services	801-67082
City Different Investments	801-120293
Cloverpoint, LLC	801-132860
Coastal Equity Management, LLC	801-131249
Concourse Capital Advisors, LLC	801-132824
Consilium Investment Management, LLC	801-63245
Dakota Wealth, LLC, dba Dakota Wealth Management	801-114097
Dividend Assets Capital, LLC	801-62643
Draco Evolution Corp.	801-129504
Empowered Funds, LLC	801-79835
Euclidean Technologies Management, LLC	801-72806
Freedom Day Solutions, LLC	801-66190
Gadsden, LLC	801-112416
GuruFocus Investments, LLC	801-122727
Honeytree Investment Management Ltd.	801-120880
Humilis Investment Strategies, LLC	801-134344
Intelligent Alpha	801-130980
Investment Research Partners, LLC	801-116836
JLens	801-131261
Keating Investment Counselors, Inc.	801-19820
Longnook Ventures, LLC	801-137048
Madison Avenue Financial Solutions, LLC	801-118936
Manzil Inc.	801-118747
MarketDesk Indices LLC	801-128530
Matrix Asset Advisors, Inc.	801-36872

Investment Adviser	SEC File No.
Kintra Investments, LLC	801-128995
Militia Investments, LLC	801-131204
MKAM ETF LLC	801-127208
Moonvest LLC	801-135318
Morgan Dempsey Capital Management, LLC	801-48064
MRBL Management, LLC	801-131498
NextGen EMP, Inc.	801-131531
Optimal Tax Asset Management, Inc.	801-135549
Orcam Financial Group, LLC d/b/a Discipline Funds	801-121561
Qualivian Investment Partners LP	801-136303
Rainwater Equity, LLC	801-132135
Relative Sentiment Technologies, LLC	801-123211
Research Affiliates, LLC	801-61153
Ritholtz Wealth Management	801-78479
Rock Creek Group LLC	801-61844
Sapient Capital, LLC	801-127298
Sarmaya Partners, LLC	801-131861
Sepio Capital L.P.	801-108889
Sequoia Financial Group, LLC	801-61089
Significance Capital Management LLC	801-136290
Smart Money Group, LLC	801-107979
Sparkline Capital LP	801-121161
Stance Capital, LLC	801-120103
Stock Snips, Inc.	801-129682
Strive Asset Management, LLC	801-125907
Suncoast Equity Management, LLC	801-62262
Ogard Capital Market Research, LLC dba BufferLABS	801-134261
The Investment House, LLC	801-76547
Towle & Co.	801-16622
Variant Perception, LLC	801-134755
Warren Street Wealth Advisors	801-117597
White Wolf Capital Advisors, LLC	801-120718
Item 32. PINE Distributors LLC
(a) PINE Distributors LLC acts as the distributor for the Registrant and the following investment companies*:
•Crossmark ETF Trust
•Hamilton Lane Private Secondary Fund
•Hamilton Lane Venture Capital and Growth Fund
•Keystone Private Income Fund
•Listed Funds Trust
•Manager Directed Portfolios Trust
•Series Portfolios Trust
•THOR Financial Technologies Trust
•Truth Social Funds Listed Funds Trust

*    Information provided as of December 1, 2025.

(b) To the best of Registrant’s knowledge, as of December 1, 2025, the directors and executive officers of PINE Distributors LLC, are as follows:

Name*	Position with Underwriter	Position with Registrant
Mark Fairbanks	President	N/A
Alexander Woodcock	Senior Vice President, Principal Financial Officer	N/A
Susan Moscaritolo	Vice President, Chief Compliance Officer	N/A
Daryn Levesque	Vice President, Chief Operating Officer	N/A
*    The principal business address for each of the above directors and executive officers is 501 S. Cherry St., Suite 610, Denver, CO 80246.

(c)	Not applicable.
Item 33. Location of Accounts and Records:
Information regarding the books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are provided in the Registrant’s most recent report on Form N-CEN.
Item 34. Management Services:
None.
Item 35. Undertakings:
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the Village of Bayside, State of Wisconsin, on August 28, 2026.

EA SERIES TRUST

By: /s/ Michael D. Barolsky
Michael D. Barolsky
Vice President & Secretary
Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on August 28, 2026.

Signature	Title

*Wesley R. Gray	Trustee and President (principal executive officer)
Wesley R. Gray

*Sean R. Hegarty	Treasurer (principal financial officer)
Sean R. Hegarty

*Daniel Dorn	Trustee
Daniel Dorn

*Michael Pagano	Trustee
Michael Pagano

*Emeka Oguh	Trustee
Emeka Oguh

*By:	/s/ Michael D. Barolsky
Michael D. Barolsky
Attorney-in-Fact
* (Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 493 to the Registrant’s registration statement on May 30, 2025.)